Goldman Sachs Funds

ASSET ALLOCATION PORTFOLIOS

Annual Report December 31, 2001

Strategies designed to provide a complete investment program in a single investment and capitalize on the benefits of asset allocation.

GOLDMAN SACHS ASSET ALLOCATION PORTFOLIOS

Market Overview

Dear Shareholder,

During the one-year period under review, most equity markets around the world faltered, due in part to weakening economies, declining corporate profits and the issues surrounding the September 11, 2001 terrorist attacks. In contrast, most fixed income markets performed well, as investors were drawn to the relative safety offered by these securities.

Global Equity Markets Decline

The U.S. equity markets experienced a difficult 2001. Throughout the year, investors dealt with the abrupt slowdown in the U.S. economy’s growth rate, and the resulting sluggish business environment. At the beginning of 2001, the market’s weakness was, for the most part, concentrated in the Technology sector. The drivers of the precipitous drop in many of this sector’s issues were weakening end-market demand, significant inventory build-up and downward earnings revisions. However, as the economy’s growth slowed even further, more industries began to report a slowdown in business and investors sold stocks across the board.

Most European equity markets also declined during the year. Technology shares were the weakest performers, while industrial goods and services, insurance, and media companies also fell sharply. The troubles in Japan continued throughout the year, and it was one of the few stock markets that failed to rally late in the year. Another major development in 2001 was the situation in Argentina. The government defaulted on $132 billion in debt, riots led to the resignation of its President, and continued unrest resulted in the resignation of several interim Presidents. All told, its stock market was down nearly 30% during the year.

The Bond Market Rise

The global bond markets generated solid returns during the year. This performance was driven by slowing economic growth, which was further exacerbated by the terrorist attacks in September. The U.S. bond market was the best performing of the major markets, due in part to the Federal Reserve Board’s (the “Fed”) accommodative monetary policy. Two-year Treasury yields hit a 40-year low, as the Fed cut rates by 475 basis points during the year to stimulate the weakening economy. As a result, the short end of the curve led the bond market rally, with two-year yields falling by 207 basis points in 2001. 10-year and 30-year yields rallied during the year, but gave back most of their gains, and their yields ended the year roughly where they began.

European and UK bond markets largely mirrored U.S. Treasuries, as they also rose on the back of declining interest rates. Japanese bonds lagged other major markets, but delivered solid returns, as the Japanese economy continued to deteriorate and interest rates fell.

We encourage you to maintain your long-term investment program, and look forward to serving your investment needs in the years ahead.

Sincerely,

David W. Blood Head, Goldman Sachs Asset Management

January 11, 2002

NOT FDIC-INSURED
   May Lose Value
  No Bank Guarantee

GOLDMAN SACHS ASSET ALLOCATION PORTFOLIOS

What Differentiates Goldman Sachs' Approach to Asset Allocation?

We believe that strong, consistent investment results through asset allocation are best achieved through teams of experts working together on a global scale:

- **Goldman Sachs' Quantitative Strategies Team** determines the strategic and quarterly tactical asset allocations. The team comprises 36 professionals with significant academic and practitioner experience and currently manages more than $6 billion in asset allocation strategies for institutional, high net worth and individual investors.
- **Goldman Sachs' Portfolio Management Teams** offer expert management of the mutual funds that are contained within each Asset Allocation Strategy. These same teams manage portfolios for institutional and high net worth investors.

EACH GOLDMAN SACHS ASSET ALLOCATION STRATEGY DELIVERS:

- A lifetime of comprehensive investment strategies
- Automatic diversification and risk management benefits
- Forward-looking, quarterly tactical reallocation
- Simplicity and efficiency.

Goldman Sachs Asset Allocation Investment Process

1 DETERMINE STRATEGIC BENCHMARK ASSET ALLOCATIONS

Quantitative Strategies Team

Each of the five Goldman Sachs Asset Allocation Strategies begins with strategic benchmark asset allocations based on the efficient frontier of investing. The efficient frontier tells us that, for every level of risk an investor is willing to assume, there is a mix of assets that can deliver the highest potential return.

2 MAKE QUARTERLY TACTICAL ASSET ALLOCATION DECISIONS

Quantitative Strategies Team

The team seeks to improve the overall risk/return profile of each portfolio by determining the current relative attractiveness of the world's stock, bond and currency markets.

Using proprietary portfolio construction models to maintain each portfolio's original risk/return profile over time, the team makes four active decisions each quarter based on current valuation and momentum, and using a forward-looking strategies in an effort to give each client the best risk-adjusted returns:

Equities *vs.* Fixed Income *vs.* Cash:	Which asset class is most attractive?
Equity Selection:	Are U.S. or non-U.S. equity markets more attractive?
Fixed Income Selection:	Are U.S. or non-U.S. fixed income markets more attractive?
Currency Selection:	Are U.S. or non-U.S. currencies more attractive?

3 SELECT THE MOST ATTRACTIVE INDIVIDUAL SECURITIES

Mutual Fund Portfolio Management Teams

Each Goldman Sachs Asset Allocation Portfolio comprises 4 to 11 underlying Goldman Sachs Funds managed by broad, deep portfolio management teams. Whether in the equity or fixed income arenas, these teams share a commitment to firsthand fundamental research and performance driven by successful security selection – not risky sector bets.

FUND BASICS

Conservative Strategy

as of December 31, 2001

Assets Under Management

$19.4 Million

PERFORMANCE REVIEW

January 1, 2001–December 31, 2001	Portfolio Total Return (based on NAV)[1]
Class A	3.48%
Class B	2.78%
Class C	2.79%
Institutional	3.65%
Service	2.79%

[1] *The net asset value ("NAV") represents the net assets of the class (ex-dividend) divided by the total number of shares outstanding of the class. The Portfolio's performance does not reflect the deduction of any applicable sales charges.*

NASDAQ SYMBOLS

Class A Shares

GACSX

Class B Shares

GBCSX

Class C Shares

GCCSX

Institutional Shares

GICSX

Service Shares

GCSPX

STANDARDIZED ANNUAL TOTAL RETURNS[2]

For the period ending December 31, 2001	Class A	Class B	Class C	Institutional	Service
One Year	–2.23%	–2.36%	1.76%	3.65%	2.79%
Since Inception (2/8/99)	2.93%	3.10%	4.19%	5.37%	4.97%

[2] *The Standardized Total Returns are average annual or cumulative (only if performance period is one year or less) total returns as of the most recent calendar quarter-end. They assume reinvestment of all distributions at NAV. These returns reflect a maximum initial sales charge of 5.5% for Class A shares and the assumed deferred sales charge for Class B shares (5% maximum declining to 0% after six years) and the assumed deferred sales charge for Class C shares (1% if redeemed within 12 months of purchase). Because Institutional and Service shares do not involve a sales charge, such a charge is not applied to their respective Standardized Total Returns. In addition, performance does not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or the redemption of Portfolio shares.*

The Asset Allocation Portfolios invest primarily in other Goldman Sachs Fixed Income, Equity and Money Market Funds and are subject to the risks associated with investment in such Funds. Total return figures represent past performance and do not indicate future results, which will vary. The investment return and principal value of an investment will fluctuate and, therefore, an investor's shares, when redeemed, may be worth more or less than their original cost.

COMPOSITION[3]

For the investor seeking current income, consistent with the preservation of capital and the potential for capital appreciation. The Portfolio is primarily invested in domestic fixed income funds focusing on short-term investments and money market funds, with the balance invested in domestic stock funds and a small allocation to a global bond fund.

STRATEGIC MODEL PORTFOLIO WEIGHTINGS

- 10.1% Financial Square Prime Obligations Fund
- 60.0% Short Duration Government Fund
- 13.0% Global Income Fund
- 7.4% CORE℠ Large Cap Value Fund
- 6.7% CORE℠ Large Cap Growth Fund
- 2.8% Real Estate Securities Fund

TACTICAL FUND WEIGHTINGS (Changes quarterly)

- 79.8% Short Duration Government Fund
- 10.1% CORE℠ Large Cap Value Fund
- 6.8% CORE℠ Large Cap Growth Fund
- 3.3% Real Estate Securities Fund

[3] *As of 9/30/01. Actual Fund weighting in the Asset Allocation Portfolios may differ slightly from the figures shown above due to rounding, differences in returns of the underlying Funds, or both. The above figures are not indicative of future allocations.*

The Conservative Strategy Portfolio is expected to liquidate on or about April 30, 2002.

FUND BASICS

Balanced Strategy

as of December 31, 2001

Assets Under Management

$81.7 Million

PERFORMANCE REVIEW

January 1, 2001–December 31, 2001	Portfolio Total Return (based on NAV)[1]
Class A	–2.62%
Class B	–3.37%
Class C	–3.38%
Institutional	–2.21%
Service	–3.28%

[1] The net asset value ("NAV") represents the net assets of the class (ex-dividend) divided by the total number of shares outstanding of the class. The Portfolio's performance does not reflect the deduction of any applicable sales charges.

NASDAQ SYMBOLS

Class A Shares: GIPAX

Class B Shares: GIPBX

Class C Shares: GIPCX

Institutional Shares: GIPIX

Service Shares: GIPSX

STANDARDIZED ANNUAL TOTAL RETURNS[2]

For the period ending December 31, 2001	Class A	Class B	Class C	Institutional	Service
One Year	–7.97%	–8.20%	–4.34%	–2.21%	–3.28%
Since Inception (1/2/98)	1.84%	1.77%	2.56%	3.72%	3.21%

[2] The Standardized Total Returns are average annual or cumulative (only if performance is one year or less) total returns as of the most recent calendar quarter-end. They assume reinvestment of all distributions at NAV. These returns reflect a maximum initial sales charge of 5.5% for Class A shares and the assumed deferred sales charge for Class B shares (5% maximum declining to 0% after six years) and the assumed deferred sales charge for Class C shares (1% if redeemed within 12 months of purchase). Because Institutional and Service shares do not involve a sales charge, such a charge is not applied to their respective Standardized Total Returns. In addition, performance does not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or the redemption of Portfolio shares.

The Asset Allocation Portfolios invest primarily in other Goldman Sachs Fixed Income, Equity and Money Market Funds and are subject to the risks associated with investment in such Funds. Total return figures represent past performance and do not indicate future results, which will vary. The investment return and principal value of an investment will fluctuate and, therefore, an investor's shares, when redeemed, may be worth more or less than their original cost.

COMPOSITION[3]

For the investor seeking current income and long-term capital appreciation. Over half of the Portfolio is invested in domestic fixed income funds which seek to provide income, with the remaining balance in domestic and international stock funds and an allocation to a global bond fund. The balance in equities is intended to add diversification and may enhance returns, but will also add a moderate level of volatility to the Portfolio.

STRATEGIC MODEL PORTFOLIO WEIGHTINGS

- 50.6% Short Duration Government Fund
- 4.1% High Yield Fund
- 10.1% Global Income Fund
- 6.8% CORE℠ Large Cap Value Fund
- 6.2% CORE℠ Large Cap Growth Fund
- 2.1% CORE℠ Small Cap Equity Fund
- 2.4% Real Estate Securities Fund
- 17.7% CORE℠ International Equity Fund

TACTICAL FUND WEIGHTINGS (Changes quarterly)

- 57.5% Short Duration Government Fund
- 3.9% High Yield Fund
- 8.1% CORE℠ Large Cap Value Fund
- 5.0% CORE℠ Large Cap Growth Fund
- 1.2% CORE℠ Small Cap Equity Fund
- 3.0% Real Estate Securities Fund
- 21.3% CORE℠ International Equity Fund

[3] As of 9/30/01. Actual Fund weighting in the Asset Allocation Portfolios may differ slightly from the figures shown above due to rounding, differences in returns of the underlying Funds, or both. The above figures are not indicative of future allocations.

FUND BASICS

Growth and Income Strategy

as of December 31, 2001

Assets Under Management

$293.2 Million

NASDAQ SYMBOLS

Class A Shares: GOIAX

Class B Shares: GOIBX

Class C Shares: GOICX

Institutional Shares: GOIIX

Service Shares: GOISX

PERFORMANCE REVIEW

January 1, 2001–December 31, 2001	Portfolio Total Return (based on NAV)[1]
Class A	–7.27%
Class B	–8.01%
Class C	–7.92%
Institutional	–6.95%
Service	–7.35%

[1] *The net asset value ("NAV") represents the net assets of the class (ex-dividend) divided by the total number of shares outstanding of the class. The Portfolio's performance does not reflect the deduction of any applicable sales charges.*

STANDARDIZED ANNUAL TOTAL RETURNS[2]

For the period ending December 31, 2001	Class A	Class B	Class C	Institutional	Service
One Year	–12.37%	–12.61%	–8.84%	–6.95%	–7.35%
Since Inception (1/2/98)	0.80%	0.70%	1.46%	2.64%	2.11%

[2] *The Standardized Total Returns are average annual or cumulative (only if performance period is one year or less) total returns as of the most recent calendar quarter-end. They assume reinvestment of all distributions at NAV. These returns reflect a maximum initial sales charge of 5.5% for Class A shares and the assumed deferred sales charge for Class B shares (5% maximum declining to 0% after six years) and the assumed deferred sales charge for Class C shares (1% if redeemed within 12 months of purchase). Because Institutional and Service shares do not involve a sales charge, such a charge is not applied to their respective Standardized Total Returns. In addition, performance does not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or the redemption of Portfolio shares.*

The Asset Allocation Portfolios invest primarily in other Goldman Sachs Fixed Income, Equity and Money Market Funds and are subject to the risks associated with investment in such Funds. Total return figures represent past performance and do not indicate future results, which will vary. The investment return and principal value of an investment will fluctuate and, therefore, an investor's shares, when redeemed, may be worth more or less than their original cost.

COMPOSITION[3]

For the investor who is less conservative and seeks long-term capital appreciation and current income. Under normal circumstances, assets are allocated fairly equally among fixed income funds, which are intended to provide the income component, and equity funds, which are intended to provide the capital appreciation component.

STRATEGIC MODEL PORTFOLIO WEIGHTINGS

- 13.6% Core Fixed Income Fund
- 5.6% Short Duration Government Fund
- 5.4% High Yield Fund
- 20.9% Global Income Fund
- 11.8% CORE℠ Large Cap Value Fund
- 10.7% CORE℠ Large Cap Growth Fund
- 2.6% CORE℠ Small Cap Equity Fund
- 2.5% Real Estate Securities Fund
- 22.0% CORE℠ International Equity Fund
- 2.3% International Growth Opportunities Fund*
- 2.6% Emerging Markets Equity Fund

TACTICAL FUND WEIGHTINGS (Changes quarterly)

- 17.7% Core Fixed Income Fund
- 5.5% Short Duration Government Fund
- 5.6% High Yield Fund
- 14.2% Global Income Fund
- 12.0% CORE℠ Large Cap Value Fund
- 8.1% CORE℠ Large Cap Growth Fund
- 1.2% CORE℠ Small Cap Equity Fund
- 2.8% Real Estate Securities Fund
- 28.3% CORE℠ International Equity Fund
- 1.5% International Growth Opportunities Fund
- 3.1% Emerging Markets Equity Fund

[3] *As of 9/30/01. Actual Fund weighting in the Asset Allocation Portfolios may differ slightly from the figures shown above due to rounding, differences in returns of the underlying Funds, or both. The above figures are not indicative of future allocations.*

FUND BASICS

Growth Strategy

as of December 31, 2001

Assets Under Management

$236.1 Million

NASDAQ SYMBOLS

Class A Shares: GGSAX

Class B Shares: GGSBX

Class C Shares: GGSCX

Institutional Shares: GGSIX

Service Shares: GGSSX

PERFORMANCE REVIEW

January 1, 2001–December 31, 2001	Portfolio Total Return (based on NAV)[1]
Class A	–11.03%
Class B	–11.72%
Class C	–11.69%
Institutional	–10.55%
Service	–11.16%

[1] The net asset value ("NAV") represents the net assets of the class (ex-dividend) divided by the total number of shares outstanding of the class. The Portfolio's performance does not reflect the deduction of any applicable sales charges.

STANDARDIZED ANNUAL TOTAL RETURNS[2]

For the period ending December 31, 2001	Class A	Class B	Class C	Institutional	Service
One Year	–15.91%	–16.14%	–12.58%	–10.55%	–11.16%
Since Inception (1/2/98)	–0.74%	–0.83%	–0.05%	1.08%	0.55%

[2] The Standardized Total Returns are average annual or cumulative (only if performance period is one year or less) total returns as of the most recent calendar quarter-end. They assume reinvestment of all distributions at NAV. These returns reflect a maximum initial sales charge of 5.5% for Class A shares and the assumed deferred sales charge for Class B shares (5% maximum declining to 0% after six years) and the assumed deferred sales charge for Class C shares (1% if redeemed within 12 months of purchase). Because Institutional and Service shares do not involve a sales charge, such a charge is not applied to their respective Standardized Total Returns. In addition, performance does not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or the redemption of Portfolio shares.

The Asset Allocation Portfolios invest primarily in other Goldman Sachs Fixed Income, Equity and Money Market Funds and are subject to the risks associated with investment in such Funds. Total return figures represent past performance and do not indicate future results, which will vary. The investment return and principal value of an investment will fluctuate and, therefore, an investor's shares, when redeemed, may be worth more or less than their original cost.

COMPOSITION[3]

For the investor seeking long-term capital appreciation and, secondarily, current income. Over 75% of the assets are allocated among equity funds, with a blend of domestic large-cap, small-cap and international exposure, which seek to provide capital appreciation. The bond portion is intended to provide diversification.

STRATEGIC MODEL PORTFOLIO WEIGHTINGS

- 8.3% Core Fixed Income Fund
- 5.7% High Yield Fund
- 9.8% Global Income Fund
- 16.9% CORE℠ Large Cap Value Fund
- 15.3% CORE℠ Large Cap Growth Fund
- 4.0% CORE℠ Small Cap Equity Fund
- 2.6% Real Estate Securities Fund
- 29.0% CORE℠ International Equity Fund
- 3.8% International Growth Opportunities Fund
- 4.6% Emerging Markets Equity Fund

TACTICAL FUND WEIGHTINGS (Changes quarterly)

- 12.2% Core Fixed Income Fund
- 6.0% High Yield Fund
- 3.1% Global Income Fund
- 17.5% CORE℠ Large Cap Value Fund
- 13.1% CORE℠ Large Cap Growth Fund
- 2.7% CORE℠ Small Cap Equity Fund
- 3.1% Real Estate Securities Fund
- 35.6% CORE℠ International Equity Fund
- 2.6% International Growth Opportunities Fund
- 4.1% Emerging Markets Equity Fund

[3] As of 9/30/01. Actual Fund weighting in the Asset Allocation Portfolios may differ slightly from the figures shown above due to rounding, differences in returns of the underlying Funds, or both. The above figures are not indicative of future allocations.

FUND BASICS

Aggressive Growth Strategy

as of December 31, 2001

Assets Under Management

$111.6 Million

NASDAQ SYMBOLS

Class A Shares

GAPAX

Class B Shares

GAPBX

Class C Shares

GAXCX

Institutional Shares

GAPIX

Service Shares

GAPSX

PERFORMANCE REVIEW

January 1, 2001–December 31, 2001	Portfolio Total Return (based on NAV)[1]
Class A	–13.63%
Class B	–14.30%
Class C	–14.31%
Institutional	–13.36%
Service	–13.76%

[1] *The net asset value ("NAV") represents the net assets of the class (ex-dividend) divided by the total number of shares outstanding of the class. The Portfolio's performance does not reflect the deduction of any applicable sales charges.*

STANDARDIZED ANNUAL TOTAL RETURNS[2]

For the period ending December 31, 2001	Class A	Class B	Class C	Institutional	Service
One Year	–18.36%	–18.58%	–15.17%	–13.36%	–13.76%
Since Inception (1/2/98)	–1.81%	–1.88%	–1.10%	–0.10%	–0.53%

[2] *The Standardized Total Returns are average annual or cumulative (only if performance period is one year or less) total returns as of the most recent calendar quarter-end. They assume reinvestment of all distributions at NAV. These returns reflect a maximum initial sales charge of 5.5% for Class A shares and the assumed deferred sales charge for Class B shares (5% maximum declining to 0% after six years) and the assumed deferred sales charge for Class C shares (1% if redeemed within 12 months of purchase). Because Institutional and Service shares do not involve a sales charge, such a charge is not applied to their respective Standardized Total Returns. In addition, performance does not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or the redemption of Portfolio shares.*

The Asset Allocation Portfolios invest primarily in other Goldman Sachs Fixed Income, Equity and Money Market Funds and are subject to the risks associated with investment in such Funds. Total return figures represent past performance and do not indicate future results, which will vary. The investment return and principal value of an investment will fluctuate and, therefore, an investor's shares, when redeemed, may be worth more or less than their original cost.

COMPOSITION[3]

For the investor seeking long-term capital appreciation. Substantially all assets are allocated among equity funds with a greater focus on small-cap and international investments for enhanced return opportunities.

STRATEGIC MODEL PORTFOLIO WEIGHTINGS

- 22.8% CORE[SM] Large Cap Value Fund
- 20.8% CORE[SM] Large Cap Growth Fund
- 5.7% CORE[SM] Small Cap Equity Fund
- 2.7% Real Estate Securities Fund
- 35.6% CORE[SM] International Equity Fund
- 5.1% International Growth Opportunities Fund
- 7.3% Emerging Markets Equity Fund

TACTICAL FUND WEIGHTINGS (Changes quarterly)

- 22.8% CORE[SM] Large Cap Value Fund
- 17.4% CORE[SM] Large Cap Growth Fund
- 3.8% CORE[SM] Small Cap Equity Fund
- 3.8% Real Estate Securities Fund
- 42.1% CORE[SM] International Equity Fund
- 3.9% International Growth Opportunities Fund
- 6.2% Emerging Markets Equity Fund

[3] *As of 9/30/01. Actual Fund weighting in the Asset Allocation Portfolios may differ slightly from the figures shown above due to rounding, differences in returns of the underlying Funds, or both. The above figures are not indicative of future allocations.*

PERFORMANCE OVERVIEW

Asset Allocation Portfolios

Dear Shareholder,

We are pleased to report on the performance of the Goldman Sachs Asset Allocation Portfolios (individually, the “Portfolio,” and collectively, the “Portfolios”). This annual report covers the one-year period that ended December 31, 2001.

Asset Allocation

Overall, the various Portfolios invest their assets in a strategic mix of funds investing in stocks, bonds and cash equivalents. Every June, we reset our strategic benchmarks to reflect current market expectations, and to bring the total equity portion of the various Portfolios in line with our long-term target weights. During the rest of the year, we allow these strategic targets to shift with their respective market returns, but we continue to adjust our tactical allocations to reflect our views. Each quarter, the overall asset allocation is adjusted based on current market conditions and our economic and market forecasts. By reallocating your Portfolio on a quarterly basis, we seek to enhance performance over the long term.

Regional and Sector Preferences

■ Equities — We began 2001 favoring international equities over domestic equities. Our positive outlooks on continental Europe and Asia were motivated by strong fund flows and good momentum in Europe, as well as attractive valuations and relatively high risk premiums across Asia. The UK and North America were among our least favorite equity markets during the first quarter, as they ranked poorly across all our valuation, momentum, fund flows and risk premium factors. As the year progressed, we became increasingly bullish on international equities relative to their domestic counterparts. Japan remained among our favorite markets globally throughout the year, given attractive valuation levels and strong fund flows. We also continued to favor Asia excluding Japan, as a result of attractive long-term value and relatively high risk premiums. At the same time, we became less bullish on Europe, as valuations appeared increasingly expensive. The U.S. remained among our least favorite markets globally throughout 2001, given weak export prospects, poor momentum, relatively low risk premiums and expensive long-term value.

Beginning in the fourth quarter of 2001, we implemented our newly developed style and size allocation models: value versus growth and small-cap versus large-cap. We believe these models offer a new opportunity for potential outperformance, with a low correlation to our existing strategies. It’s our belief that this enhancement will allow us to opportunistically rotate from growth to value and from small-cap to large-cap. These models are based on the same broad factors that we already utilize in our Equity Country Selection, Bond Country Selection, and Asset Class Timing strategies – namely, valuation, momentum and macroeconomic policy factors. During the fourth quarter, we were overweight value stocks, given attractive valuations and strong momentum in value stocks relative to growth stocks. We were overweight large-cap stocks, primarily due to poor momentum in small-cap stocks.

■ Fixed Income — Over the course of 2001, we became increasingly bullish on domestic fixed income relative to international fixed income. The U.S. remained one of our favorite bond markets globally, as a result of strong fund flows, relatively high risk premiums and favorable distribution characteristics. Canada was also among our favorite bond markets globally, due to

PERFORMANCE OVERVIEW

attractive valuation levels and solid distribution characteristics. We maintained a generally positive outlook on Japan throughout the year, given strong short-term momentum. However, Europe appeared less attractive, with the UK, Denmark and Switzerland standing out as our least favorite bond markets globally for the year. UK gilts were hurt by expensive valuations, poor momentum and less favorable distribution characteristics. Our negative outlooks on Denmark and Switzerland were motivated by expensive valuations, relatively low risk premiums and less favorable distribution characteristics.

Performance

The performance of your Portfolio is driven primarily by three factors: 1) strategic asset allocation policy, 2) underlying fund performance, and 3) tactical reallocation. Strategic asset allocation contributed negatively to overall performance for 2001 in all Portfolios except the Conservative Strategy Portfolio, due to large negative returns in global equity markets. Underlying equity funds were generally flat to negative for the year, while underlying fixed income funds were generally flat to positive for the same period. Tactical asset allocation contributed negatively to overall performance for the calendar year.

For the entire year, the Portfolios were subject to extreme volatility in the global financial markets. Due to the negative performance of the global equity markets during the first three quarters of 2001, the strategic asset allocation component (the long-term target mix of equity and fixed income asset classes) experienced negative returns in all but the Conservative Strategy Portfolio. However, in the fourth quarter, equity markets posted large gains both domestically and internationally. In this favorable equity market environment all the Portfolios generated positive returns proportional to their equity exposure. Fourth quarter gains, however, could not offset the negative performance due to strategic asset allocation from the first three quarters of the year.

On an overall basis, underlying fund performance was largely flat during 2001. The net result of underlying manager performance (relative to their benchmarks) was a small positive contribution to the overall performance in the Conservative Strategy and Balanced Strategy Portfolios, and a small negative contribution to overall performance in the Growth and Income Strategy and Aggressive Growth Strategy Portfolios. Underlying performance for the Growth Strategy Portfolio was flat. In general, the underlying equity funds were flat to negative for the year, with the exception of the CORE International Equity Fund, which outperformed its benchmark. With the exception of the Global Income Fund, which underperformed its benchmark for the year, the underlying fixed income funds were generally flat to slightly positive for the period.

The third component of Portfolio performance is derived from tactical reallocation. Taken as a whole in 2001, our asset allocation decisions detracted from the performance of each Portfolio. This underperformance was primarily attributable to an overweight in international equities relative to U.S. equities throughout the year. Moreover, third quarter performance was particularly hurt by our asset class timing view, where we were overweight equities relative to fixed income. We maintained a positive outlook on equities relative to fixed income throughout the year, due to strong growth prospects, attractive valuation levels and a favorable inflation environment. In the fourth quarter, an overweight position in value stocks relative to growth stocks, coupled with a modest overweight position in large-cap relative to small-cap stocks also detracted from results.

PERFORMANCE OVERVIEW

■ Goldman Sachs Conservative Strategy Portfolio — The Portfolio’s Class A, B, C, Institutional and Service Shares generated cumulative total returns during the one-year period that ended December 31, 2001 of 3.48%, 2.78%, 2.79%, 3.65% and 2.79%, respectively.

■ Goldman Sachs Balanced Strategy Portfolio — The Portfolio’s Class A, B, C, Institutional and Service Shares generated cumulative total returns during the one-year period that ended December 31, 2001 of –2.62%, –3.37%, –3.38%, –2.21% and –3.28%, respectively.

■ Goldman Sachs Growth and Income Strategy Portfolio — The Portfolio’s Class A, B, C, Institutional and Service Shares generated cumulative total returns during the one-year period that ended December 31, 2001 of –7.27%, –8.01%, –7.92%, –6.95% and –7.35%, respectively.

■ Goldman Sachs Growth Strategy Portfolio — The Portfolio’s Class A, B, C, Institutional and Service Shares generated cumulative total returns during the one-year period that ended December 31, 2001 of –11.03%, –11.72%, –11.69%, –10.55% and –11.16%, respectively.

■ Goldman Sachs Aggressive Growth Strategy Portfolio — The Portfolio’s Class A, B, C, Institutional and Service Shares generated cumulative total returns during the one-year period that ended December 31, 2001 of –13.63%, –14.30%, –14.31%, –13.36% and –13.76%, respectively.

Current Outlook

■ Global Asset Allocation — Our quantitative models continue to favor investment in stocks over bonds, and stocks and bonds over cash. We are positive on stocks due to strong growth prospects, attractive valuation levels and a favorable inflation environment. We remain bullish on bonds (versus cash, but not versus stocks) primarily as a result of attractive valuations.

Among the style and size allocation models that we introduced toward the end of the reporting period, we currently have a neutral position between value and growth stocks but are bullish on small-cap stocks relative to large-cap stocks. Within the global equity markets, we continue to favor international equities relative to U.S. equities. And within global fixed income markets, we maintain our overweight position in U.S. bonds relative to the international markets.

■ Equities — We anticipate continuing to tactically overweight international equities relative to U.S. equities in the coming quarter. Relative to other developed equity markets, the U.S. appears less attractive as a result of weak export prospects and expensive valuation levels. Moreover, we expect to see a strengthening of global currencies versus the U.S. dollar, thus increasing the attractiveness of investment in international equities.

Among the international markets, we are most favorable on Asia, particularly on New Zealand and Japan. We are less favorable on Europe and North America. Japan remains among our favorite equity markets globally, given strong fund flows, attractive valuations and supportive macroeconomic conditions. European equities appear less attractive, primarily due to expensive valuation levels and poor momentum.

Our positive outlook on small-cap stocks is motivated by attractive long-term value, strong momentum and supportive macroeconomic conditions. We currently have a neutral view on value versus growth stocks, as attractive valuation levels are offset by poor momentum among value securities.

PERFORMANCE OVERVIEW

■ Bonds — Our favorite bond markets include the U.S., Canada and Australia, while we consider Japan, Denmark and Switzerland to be the least attractive. Our positive outlook on the U.S. is motivated by strong fund flows and favorable distribution characteristics. We also consider Canada among our favorite bond markets globally, given attractive valuation levels and strong fund flows. Our bearish outlook on Japan is motivated by weak fund flows, expensive valuations and less favorable distribution characteristics. Our negative views on Denmark are due to expensive valuations and relatively low risk premiums. With poor momentum, expensive valuations and less favorable distribution characteristics, Switzerland is among our least favorite bond markets globally.

We hope this summary has been helpful to you in your understanding of how we manage your Portfolio. We thank you for the confidence you have placed in us and look forward to your continued support.

Goldman Sachs Quantitative Strategies Group

January 11, 2002

GOLDMAN SACHS CONSERVATIVE STRATEGY PORTFOLIO

Performance Summary
December 31, 2001

The following graph shows the value, as of December 31, 2001, of a $10,000 investment made on March 1, 1999 in Class B Shares (with the applicable maximum contingent deferred sales charges of 5% declining to 0% after six years). For comparative purposes, the performance of the Portfolio’s benchmarks with dividends reinvested (the S&P 500 Index, Lehman Brothers Aggregate Bond Index and Two-Year U.S. Treasury Security (“Two-Year T-Bill”)) are also shown. All performance data shown represents past performance and should not be considered indicative of future performance which will fluctuate with changes in market conditions. These performance fluctuations will cause an investor’s shares, when redeemed, to be worth more or less than the original cost. Returns do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or the redemption of Portfolio shares. Performance of Class A, Class C, Institutional and Service Shares will vary from Class B Shares due to differences in fees and loads.

Goldman Sachs Conservative Strategy Portfolio’s Lifetime Performance

Performance of a $10,000 Investment, Distributions Reinvested March 1, 1999 to December 31, 2001(a).

Average Annual Total Return through December 31, 2001	Since Inception(b)	One Year

Class A
Excluding sales charges	4.95%	3.48%
Including sales charges	2.93%	-2.23%

Class B
Excluding contingent deferred sales charges	4.19%	2.78%
Including contingent deferred sales charges	3.10%	-2.36%

Class C
Excluding contingent deferred sales charges	4.19%	2.79%
Including contingent deferred sales charges	4.19%	1.76%

Institutional Class	5.37%	3.65%

Service Class	4.97%	2.79%

(a)	For comparative purposes, initial investments are assumed to be made on the first day of the month following commencement of operations.
(b)	All classes commenced operations on February 8, 1999.

 GOLDMAN SACHS BALANCED STRATEGY PORTFOLIO

Performance Summary
December 31, 2001

The following graph shows the value, as of December 31, 2001, of a $10,000 investment made on February 1, 1998 in Class A Shares (with the maximum sales charge of 5.5%). For comparative purposes, the performance of the Portfolio’s benchmarks with dividends reinvested (the S&P 500 Index, Lehman Brothers High Yield Bond Index and Two-Year U.S. Treasury Security (“Two-Year T-Bill”)) are also shown. All performance data shown represents past performance and should not be considered indicative of future performance which will fluctuate with changes in market conditions. These performance fluctuations will cause an investor’s shares, when redeemed, to be worth more or less than the original cost. Returns do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or the redemption of Portfolio shares. Performance of Class B, Class C, Institutional and Service Shares will vary from Class A Shares due to differences in fees and loads.

Goldman Sachs Balanced Strategy Portfolio’s Lifetime Performance

Performance of a $10,000 Investment, Distributions Reinvested February 1, 1998 to December 31, 2001(a).

Average Annual Total Return through December 31, 2001	Since Inception(b)	One Year

Class A
Excluding sales charges	3.29%	-2.62%
Including sales charges	1.84%	-7.97%

Class B
Excluding contingent deferred sales charges	2.54%	-3.37%
Including contingent deferred sales charges	1.77%	-8.20%

Class C
Excluding contingent deferred sales charges	2.56%	-3.38%
Including contingent deferred sales charges	2.56%	-4.34%

Institutional Class	3.72%	-2.21%

Service Class	3.21%	-3.28%

(a)	For comparative purposes, initial investments are assumed to be made on the first day of the month following commencement of operations.
(b)	All classes commenced operations on January 2, 1998.

GOLDMAN SACHS ASSET ALLOCATION PORTFOLIOS

Statements of Investments
December 31, 2001

GOLDMAN SACHS
CONSERVATIVE STRATEGY PORTFOLIO

Shares	Description	Value
Mutual Funds (Institutional Shares) –99.6%

Equity – 23.2%
190,497	Goldman Sachs CORE Large Cap Value Fund – 10.1%	$1,962,123
157,775	Goldman Sachs CORE Large Cap Growth Fund – 9.8%	1,894,882
58,863	Goldman Sachs Real Estate Securities Fund – 3.3%	639,839

		$4,496,844

Fixed Income – 76.4%
1,496,909	Goldman Sachs Short Duration Government Fund – 76.4%	$14,804,427

TOTAL MUTUAL FUNDS (INSTITUTIONAL SHARES)
(Cost $18,975,421)		$19,301,271

Principal	Interest	Maturity
Amount	Rate	Date	Value
Repurchase Agreement – 2.6%

Joint Repurchase Agreement Account II^
$500,000	1.78%	01/02/2002	$500,000

TOTAL REPURCHASE AGREEMENT
(Cost $500,000)			$500,000

TOTAL INVESTMENTS
(Cost $19,475,421)			$19,801,271

GOLDMAN SACHS
BALANCED STRATEGY PORTFOLIO

Shares	Description	Value
Mutual Funds (Institutional Shares) – 100.0%

Equity – 42.9%
2,243,453	Goldman Sachs CORE International Equity Fund – 22.2%	$18,104,667
526,809	Goldman Sachs CORE Large Cap Value Fund – 6.7%	5,426,129
437,507	Goldman Sachs CORE Large Cap Growth Fund – 6.4%	5,254,465
338,260	Goldman Sachs CORE Small Cap Equity Fund – 4.5%	3,690,416
235,626	Goldman Sachs Real Estate Securities Fund – 3.1%	2,561,250

		$35,036,927

Fixed Income – 57.1%
4,414,327	Goldman Sachs Short Duration Government Fund – 53.4%	$43,657,695
406,891	Goldman Sachs High Yield Fund – 3.7%	3,047,611

		$46,705,306

TOTAL INVESTMENTS
(Cost $83,876,541)		$81,742,233

^ Joint repurchase agreement was entered into on December 31, 2001.

The percentage shown for each investment category reflects the value of investments in that category as a percentage of total net assets.

For information on the underlying mutual funds, please call our toll free Shareholder Services Line at 1-800-526-7384 or visit us on the web at www.gs.com/funds.

The accompanying notes are an integral part of these financial statements.      13

 GOLDMAN SACHS GROWTH AND INCOME STRATEGY PORTFOLIO

Performance Summary
December 31, 2001

The following graph shows the value, as of December 31, 2001, of a $10,000 investment made on February 1, 1998 in Class A Shares (with the maximum sales charge of 5.5%). For comparative purposes, the performance of the Portfolio’s benchmarks with dividends reinvested (the S&P 500 Index, Lehman Brothers High Yield Bond Index, Lehman Brothers Aggregate Bond Index and Morgan Stanley Capital International Europe, Australasia, and the Far East (“MSCI EAFE”) Index) are also shown. All performance data shown represents past performance and should not be considered indicative of future performance which will fluctuate with changes in market conditions. These performance fluctuations will cause an investor’s shares, when redeemed, to be worth more or less than the original cost. Returns do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or the redemption of Portfolio shares. Performance of Class B, Class C, Institutional and Service Shares will vary from Class A Shares due to differences in fees and loads.

Goldman Sachs Growth and Income Strategy Portfolio’s Lifetime Performance

Performance of a $10,000 Investment, Distributions Reinvested February 1, 1998 to December 31, 2001.(a)

Average Annual Total Return through December 31, 2001	Since Inception(b)	One Year

Class A
Excluding sales charges	2.23%	-7.27%
Including sales charges	0.80%	-12.37%

Class B
Excluding contingent deferred sales charges	1.47%	-8.01%
Including contingent deferred sales charges	0.70%	-12.61%

Class C
Excluding contingent deferred sales charges	1.46%	-7.92%
Including contingent deferred sales charges	1.46%	-8.84%

Institutional Class	2.64%	-6.95%

Service Class	2.11%	-7.35%

(a)	For comparative purposes, initial investments are assumed to be made on the first day of the month following commencement of operations.
(b)	All classes commenced operations on January 2, 1998.

GOLDMAN SACHS GROWTH STRATEGY PORTFOLIO

Performance Summary
December 31, 2001

The following graph shows the value, as of December 31, 2001, of a $10,000 investment made on February 1, 1998 in Class A Shares (with the maximum sales charge of 5.5%). For comparative purposes, the performance of the Portfolio’s benchmarks with dividends reinvested (the S&P 500 Index, Morgan Stanley Capital International Europe, Australasia, and the Far East (“MSCI EAFE”) Index, Russell 2000 Index and Morgan Stanley Capital International Emerging Markets Free (“MSCI EMF”) Index) are also shown. All performance data shown represents past performance and should not be considered indicative of future performance which will fluctuate with changes in market conditions. These performance fluctuations will cause an investor’s shares, when redeemed, to be worth more or less than the original cost. Returns do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or the redemption of Portfolio shares. Performance of Class B, Class C, Institutional and Service Shares will vary from Class A Shares due to differences in fees and loads.

Goldman Sachs Growth Strategy Portfolio’s Lifetime Performance

Performance of a $10,000 Investment, Distributions Reinvested February 1, 1998 to December 31, 2001(a).

Average Annual Total Return through December 31, 2001	Since Inception(b)	One Year

Class A
Excluding sales charges	0.67%	-11.03%
Including sales charges	-0.74%	-15.91%

Class B
Excluding contingent deferred sales charges	-0.07%	-11.72%
Including contingent deferred sales charges	-0.83%	-16.14%

Class C
Excluding contingent deferred sales charges	-0.05%	-11.69%
Including contingent deferred sales charges	-0.05%	-12.58%

Institutional Class	1.08%	-10.55%

Service Class	0.55%	-11.16%

(a)	For comparative purposes, initial investments are assumed to be made on the first day of the month following commencement of operations.
(b)	All classes commenced operations on January 2, 1998.

 GOLDMAN SACHS ASSET ALLOCATION PORTFOLIOS

Statements of Investments
December 31, 2001

GOLDMAN SACHS
GROWTH AND INCOME STRATEGY PORTFOLIO

Shares	Description	Value
Mutual Funds (Institutional Shares) – 100.2%

Equity – 62.8%
10,374,267	Goldman Sachs CORE International Equity Fund – 28.5%	$83,720,334
2,926,211	Goldman Sachs CORE Large Cap Value Fund – 10.3%	30,139,976
2,426,693	Goldman Sachs CORE Large Cap Growth Fund – 9.9%	29,144,585
1,546,762	Goldman Sachs CORE Small Cap Equity Fund – 5.8%	16,875,174
1,332,242	Goldman Sachs Emerging Markets Equity Fund – 3.6%	10,498,066
777,293	Goldman Sachs Real Estate Securities Fund – 2.9%	8,449,170
551,148	Goldman Sachs International Growth Opportunities Fund – 1.8%	5,202,833

		$184,030,138

Fixed Income – 37.4%
5,333,338	Goldman Sachs Core Fixed Income Fund – 18.1%	$53,173,377
1,788,969	Goldman Sachs Global Income Fund – 8.8%	25,653,821
1,575,523	Goldman Sachs Short Duration Government Fund – 5.3%	15,581,923
2,057,026	Goldman Sachs High Yield Fund – 5.2%	15,407,128

		$109,816,249

TOTAL INVESTMENTS
(Cost $310,387,104)		$293,846,387

GOLDMAN SACHS
GROWTH STRATEGY PORTFOLIO

Shares	Description	Value
Mutual Funds (Institutional Shares) – 100.1%

Equity – 84.4%
10,260,063	Goldman Sachs CORE International Equity Fund – 35.1%	$82,798,710
3,603,883	Goldman Sachs CORE Large Cap Value Fund – 15.7%	37,119,993
2,995,221	Goldman Sachs CORE Large Cap Growth Fund – 15.2%	35,972,610
1,610,146	Goldman Sachs CORE Small Cap Equity Fund – 7.4%	17,566,697
1,396,392	Goldman Sachs Emerging Markets Equity Fund – 4.7%	11,003,565
686,128	Goldman Sachs Real Estate Securities Fund – 3.2%	7,458,209
789,223	Goldman Sachs International Growth Opportunities Fund – 3.1%	7,450,263

		$199,370,047

Fixed Income – 15.7%
2,407,052	Goldman Sachs Core Fixed Income Fund – 10.2%	$23,998,305
1,743,221	Goldman Sachs High Yield Fund – 5.5%	13,056,728

		$37,055,033

TOTAL INVESTMENTS
(Cost $254,684,550)		$236,425,080

The percentage shown for each investment category reflects the value of investments in that category as a percentage of total net assets.

For information on the underlying mutual funds, please call our toll free Shareholder Services Line at 1-800-526-7384 or visit us on the web at www.gs.com/funds.

16     The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS AGGRESSIVE GROWTH STRATEGY PORTFOLIO

Performance Summary
December 31, 2001

The following graph shows the value, as of December 31, 2001, of a $10,000 investment made on February 1, 1998 in Class A Shares (with the maximum sales charge of 5.5%). For comparative purposes, the performance of the Portfolio’s benchmarks with dividends reinvested (the S&P 500 Index, Morgan Stanley Capital International Europe, Australasia, and the Far East (“MSCI EAFE”) Index, Russell 2000 Index and Morgan Stanley Capital International Emerging Markets Free (“MSCI EMF”) Index) are also shown. All performance data shown represents past performance and should not be considered indicative of future performance which will fluctuate with changes in market conditions. These performance fluctuations will cause an investor’s shares, when redeemed, to be worth more or less than the original cost. Returns do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or the redemption of Portfolio shares. Performance of Class B, Class C, Institutional and Service Shares will vary from Class A Shares due to differences in fees and loads.

Goldman Sachs Aggressive Growth Strategy Portfolio’s Lifetime Performance

Performance of a $10,000 Investment, Distributions Reinvested February 1, 1998 to December 31, 2001(a).

Average Annual Total Return through December 31, 2001	Since Inception(b)	One Year

Class A
Excluding sales charges	-0.42%	-13.63%
Including sales charges	-1.81%	-18.36%

Class B
Excluding contingent deferred sales charges	-1.13%	-14.30%
Including contingent deferred sales charges	-1.88%	-18.58%

Class C
Excluding contingent deferred sales charges	-1.10%	-14.31%
Including contingent deferred sales charges	-1.10%	-15.17%

Institutional Class	-0.10%	-13.36%

Service Class	-0.53%	-13.76%

(a)	For comparative purposes, initial investments are assumed to be made on the first day of the month following commencement of operations.
(b)	All classes commenced operations on January 2, 1998.

 GOLDMAN SACHS ASSET ALLOCATION PORTFOLIOS

Statement of Investments
December 31, 2001

GOLDMAN SACHS
AGGRESSIVE GROWTH STRATEGY PORTFOLIO

Shares	Description	Value
Mutual Funds (Institutional Shares) – 100.1%

Equity – 100.1%
5,616,090	Goldman Sachs CORE International Equity Fund – 40.6%	$45,321,844
2,009,920	Goldman Sachs CORE Large Cap Value Fund – 18.5%	20,702,181
1,672,650	Goldman Sachs CORE Large Cap Growth Fund – 18.0%	20,088,525
858,474	Goldman Sachs CORE Small Cap Equity Fund – 8.4%	9,365,948
977,748	Goldman Sachs Emerging Markets Equity Fund – 6.9%	7,704,651
471,194	Goldman Sachs International Growth Opportunities Fund – 4.0%	4,448,075
380,963	Goldman Sachs Real Estate Securities Fund – 3.7%	4,141,070

		$111,772,294

TOTAL INVESTMENTS
(Cost $121,864,015)		$111,772,294

The percentage shown for each investment category reflects the value of investments in that category as a percentage of total net assets.

For information on the underlying mutual funds, please call our toll free Shareholder Services Line at 1-800-526-7384 or visit us on the web at www.gs.com/funds.

18     The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS ASSET ALLOCATION PORTFOLIOS

Statements of Assets and Liabilities
December 31, 2001

			Growth and		Aggressive
	Conservative	Balanced	Income	Growth	Growth
	Strategy	Strategy	Strategy	Strategy	Strategy
	Portfolio	Portfolio	Portfolio	Portfolio	Portfolio

Assets:

Investment in securities, at value (identified cost $19,475,421, $83,876,541, $310,387,104, $254,684,550 and $121,864,015, respectively)	$19,801,271	$81,742,233	$293,846,387	$236,425,080	$111,772,294
Cash	46,978	—	10,957	—	—
Receivables:
Investment securities sold	—	166,499	—	100,432	32,888
Dividends and interest	65,685	214,000	590,132	303,062	—
Fund shares sold	68,736	125,027	330,066	561,192	113,379
Reimbursement from adviser	—	51,004	58,706	61,377	58,365
Deferred organization expenses, net	—	3,126	3,126	3,126	3,126

Total assets	19,982,670	82,301,889	294,839,374	237,454,269	111,980,052

Liabilities:

Due to Custodian	—	166,499	—	100,432	32,888
Payables:
Investment securities purchased	546,978	214,138	601,447	303,294	—
Fund shares repurchased	7,470	115,637	752,852	671,291	198,918
Amounts owed to affiliates	28,186	62,511	235,547	199,379	89,993
Accrued expenses and other liabilities	28,907	31,784	32,713	38,969	33,922

Total liabilities	611,541	590,569	1,622,559	1,313,365	355,721

Net Assets:

Paid-in capital	19,678,775	88,291,405	326,993,143	269,116,889	130,881,336
Accumulated undistributed net investment income	12,420	37,363	118,891	25,110	—
Accumulated net realized loss on investment transactions	(645,916)	(4,483,140)	(17,354,502)	(14,741,625)	(9,165,284)
Net unrealized gain (loss) on investments	325,850	(2,134,308)	(16,540,717)	(18,259,470)	(10,091,721)

NET ASSETS	$19,371,129	$81,711,320	$293,216,815	$236,140,904	$111,624,331

Net asset value, offering and redemption price per share:(a)
Class A	$10.02	$9.43	$9.38	$9.30	$9.25
Class B	$10.03	$9.43	$9.36	$9.29	$9.17
Class C	$10.03	$9.44	$9.36	$9.30	$9.16
Institutional	$10.02	$9.43	$9.39	$9.30	$9.27
Service	$10.05	$9.44	$9.36	$9.27	$9.21

Shares outstanding:
Class A	361,836	3,343,258	13,181,804	10,035,842	5,259,956
Class B	1,266,161	2,506,819	9,518,256	8,776,131	3,274,610
Class C	261,125	1,731,558	6,474,006	5,701,530	2,792,698
Institutional	41,888	983,922	1,928,603	787,895	781,905
Service	689	94,966	199,418	101,470	16,578

Total shares outstanding, $.001 par value (unlimited number of shares authorized)	1,931,699	8,660,523	31,302,087	25,402,868	12,125,747

(a)	Maximum public offering price per share (NAV per share multiplied by 1.0582) for Class A Shares of the Conservative, Balanced, Growth and Income, Growth, and Aggressive Growth Strategy Portfolios is $10.60, $9.98, $9.93, $9.84 and $9.79, respectively. At redemption, Class B and Class C Shares may be subject to a contingent deferred sales charge, assessed on the amount equal to the lesser of the current net asset value or the original purchase price of the shares.

The accompanying notes are an integral part of these financial statements.      19

 GOLDMAN SACHS ASSET ALLOCATION PORTFOLIOS

Statements of Operations
For the Year Ended December 31, 2001

			Growth and		Aggressive
	Conservative	Balanced	Income	Growth	Growth
	Strategy	Strategy	Strategy	Strategy	Strategy
	Portfolio	Portfolio	Portfolio	Portfolio	Portfolio

Investment income:

Income distributions from underlying funds	$811,794	$2,894,159	$8,853,844	$4,365,900	$579,821
Interest	—	—	—	—	2,921

Total income	811,794	2,894,159	8,853,844	4,365,900	582,742

Expenses:

Management fees	61,476	274,472	1,147,362	906,100	425,674
Distribution and Service fees(a)	153,350	513,421	2,043,889	1,752,980	758,796
Transfer Agent fees(a)	32,225	144,419	593,261	481,905	218,932
Custodian fees	38,006	37,863	38,816	41,157	39,859
Registration fees	1,882	51,170	60,345	61,580	57,647
Professional fees	32,088	32,088	32,088	32,088	32,088
Trustee fees	9,524	9,524	9,524	9,524	9,524
Service Share fees	11	4,081	8,000	4,075	745
Amortization of deferred organization expenses	—	3,124	3,124	3,124	3,124
Other	61,671	75,304	78,570	84,134	75,551

Total expenses	390,233	1,145,466	4,014,979	3,376,667	1,621,940

Less — expense reductions	(177,599)	(362,778)	(864,989)	(739,023)	(456,171)

Net expenses	212,634	782,688	3,149,990	2,637,644	1,165,769

NET INVESTMENT INCOME (LOSS)	599,160	2,111,471	5,703,854	1,728,256	(583,027)

Realized and unrealized gain (loss):

Capital gain distributions from underlying funds	31,456	162,449	738,769	742,526	409,164
Net realized loss from investment transactions	(469,149)	(2,843,227)	(13,373,568)	(12,981,293)	(7,869,178)
Net change in unrealized gain (loss) on investments	310,269	(1,976,417)	(20,498,413)	(22,634,016)	(11,178,079)

Net realized and unrealized loss	(127,424)	(4,657,195)	(33,133,212)	(34,872,783)	(18,638,093)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$471,736	$(2,545,724)	$(27,429,358)	$(33,144,527)	$(19,221,120)

(a)	The fees were as follows:

	Distribution and Service Fees			Transfer Agent Fees

Portfolio	Class A	Class B	Class C	Class A	Class B	Class C	Institutional	Service

Conservative Strategy Portfolio	$4,883	$123,096	$25,371	$3,711	$23,388	$4,820	$305	$1

Balanced Strategy Portfolio	80,083	254,405	178,933	60,864	48,337	33,997	895	326

Growth and Income Strategy Portfolio	345,668	1,006,631	691,590	262,708	191,260	131,402	7,251	640

Growth Strategy Portfolio	256,452	913,834	582,694	194,903	173,629	110,712	2,335	326

Aggressive Growth Strategy Portfolio	125,477	337,138	296,181	95,362	64,056	56,275	3,180	59

20     The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS ASSET ALLOCATION PORTFOLIOS

Statements of Changes in Net Assets
For the Year Ended December 31, 2001

			Growth and		Aggressive
	Conservative	Balanced	Income	Growth	Growth
	Strategy	Strategy	Strategy	Strategy	Strategy
	Portfolio	Portfolio	Portfolio	Portfolio	Portfolio

From operations:

Net investment income (loss)	$599,160	$2,111,471	$5,703,854	$1,728,256	$(583,027)
Net realized loss from investment transactions	(437,693)	(2,680,778)	(12,634,799)	(12,238,767)	(7,460,014)
Net change in unrealized gain (loss) on investments	310,269	(1,976,417)	(20,498,413)	(22,634,016)	(11,178,079)

Net increase (decrease) in net assets resulting from operations	471,736	(2,545,724)	(27,429,358)	(33,144,527)	(19,221,120)

Distributions to shareholders:

From net investment income
Class A Shares	(78,294)	(994,599)	(2,926,620)	(1,256,728)	—
Class B Shares	(398,432)	(603,683)	(1,383,302)	(410,301)	—
Class C Shares	(82,999)	(419,569)	(956,711)	(285,210)	—
Institutional Shares	(38,251)	(128,562)	(468,197)	(122,046)	—
Service Shares	(105)	(25,100)	(34,208)	(11,655)	—
From net realized gain
Class A Shares	(8,307)	(460,729)	(3,383,084)	(2,294,562)	—
Class B Shares	(38,582)	(345,458)	(2,454,757)	(2,012,266)	—
Class C Shares	(9,407)	(242,114)	(1,683,949)	(1,300,197)	—
Institutional Shares	(2,906)	(134,135)	(484,869)	(166,999)	—
Service Shares	(20)	(13,155)	(50,071)	(21,564)	—

Total distributions to shareholders	(657,303)	(3,367,104)	(13,825,768)	(7,881,528)	—

From share transactions:

Net proceeds from sales of shares	26,192,104	23,323,737	43,584,552	40,634,155	39,090,458
Reinvestment of dividends and distributions	298,320	2,954,551	13,020,281	7,434,638	—
Cost of shares repurchased	(22,502,235)	(22,331,670)	(95,582,211)	(65,445,577)	(40,461,744)

Net increase (decrease) in net assets resulting from share transactions	3,988,189	3,946,618	(38,977,378)	(17,376,784)	(1,371,286)

TOTAL INCREASE (DECREASE)	3,802,622	(1,966,210)	(80,232,504)	(58,402,839)	(20,592,406)

Net assets:

Beginning of year	15,568,507	83,677,530	373,449,319	294,543,743	132,216,737

End of year	$19,371,129	$81,711,320	$293,216,815	$236,140,904	$111,624,331

Accumulated undistributed net investment income	$12,420	$37,363	$118,891	$25,110	$—

The accompanying notes are an integral part of these financial statements.      21

 GOLDMAN SACHS ASSET ALLOCATION PORTFOLIOS

Statements of Changes in Net Assets
For the Year Ended December 31, 2000

			Growth and		Aggressive
	Conservative	Balanced	Income	Growth	Growth
	Strategy	Strategy	Strategy	Strategy	Strategy
	Portfolio	Portfolio	Portfolio	Portfolio	Portfolio
From operations:

Net investment income (loss)	$684,958	$3,514,462	$12,637,335	$4,561,601	$(153,249)
Net realized gain (loss) from investment transactions	(21,717)	2,842,522	17,027,768	16,512,049	8,406,352
Net change in unrealized loss from investments	(32,308)	(7,326,744)	(50,975,119)	(50,794,207)	(25,779,790)

Net increase (decrease) in net assets resulting from operations	630,933	(969,760)	(21,310,016)	(29,720,557)	(17,526,687)

Distributions to shareholders:

From net investment income
Class A Shares	(58,836)	(1,565,018)	(6,074,552)	(2,276,794)	—
Class B Shares	(512,545)	(1,109,174)	(3,614,087)	(1,432,765)	—
Class C Shares	(107,388)	(793,663)	(2,429,480)	(891,250)	—
Institutional Shares	(14,319)	(92,641)	(837,288)	(98,218)	—
Service Shares	(3,011)	(27,974)	(61,560)	(13,476)	—
In excess of net investment income
Class A Shares	(2,213)	(40,022)	(792,501)	(875,093)	(693,352)
Class B Shares	(19,278)	(28,365)	(471,503)	(550,688)	(177,842)
Class C Shares	(4,039)	(20,296)	(316,956)	(342,555)	(197,950)
Institutional Shares	(539)	(2,369)	(109,235)	(37,751)	(107,661)
Service Shares	(125)	(715)	(8,031)	(5,180)	(1,952)
From net realized gain
Class A Shares	(1,278)	(817,999)	(1,084,559)	—	(1,382,906)
Class B Shares	(13,798)	(668,552)	(799,172)	—	(1,049,658)
Class C Shares	(2,583)	(470,743)	(535,668)	—	(865,248)
Institutional Shares	(512)	(46,091)	(126,810)	—	(160,001)
Service Shares	(2)	(20,400)	(11,304)	—	(3,814)

Total distributions to shareholders	(740,466)	(5,704,022)	(17,272,706)	(6,523,770)	(4,640,384)

From share transactions:

Net proceeds from sales of shares	6,280,781	18,137,904	61,919,324	87,530,370	52,239,031
Reinvestment of dividends and distributions	291,496	4,937,175	16,017,778	6,200,890	4,499,885
Cost of shares repurchased	(5,479,657)	(30,956,027)	(131,322,631)	(91,954,453)	(40,484,442)

Net increase (decrease) in net assets resulting from share transactions	1,092,620	(7,880,948)	(53,385,529)	1,776,807	16,254,474

TOTAL INCREASE (DECREASE)	983,087	(14,554,730)	(91,968,251)	(34,467,520)	(5,912,597)

Net assets:

Beginning of year	14,585,420	98,232,260	465,417,570	329,011,263	138,129,334

End of year	$15,568,507	$83,677,530	$373,449,319	$294,543,743	$132,216,737

Accumulated undistributed net investment income	$6,221	$73,273	$113,521	$312,508	$—

22     The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS ASSET ALLOCATION PORTFOLIOS

Notes to Financial Statements
December 31, 2001

1. ORGANIZATION

Goldman Sachs Trust (the “Trust”) is a Delaware business trust registered under the Investment Company Act of 1940 (as amended) as an open-end, management investment company. The Trust includes Goldman Sachs Conservative Strategy Portfolio (“Conservative Strategy”), Goldman Sachs Balanced Strategy Portfolio (“Balanced Strategy”), Goldman Sachs Growth and Income Strategy Portfolio (“Growth and Income Strategy”), Goldman Sachs Growth Strategy Portfolio (“Growth Strategy”) and Goldman Sachs Aggressive Growth Strategy Portfolio (“Aggressive Growth Strategy”), collectively, the “Portfolios” or, individually, a “Portfolio”. All of the Portfolios offer five classes of shares — Class A, Class B, Class C, Institutional and Service Shares.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Portfolios. The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that may affect the reported amounts. Actual results could differ from those estimates.

A. Investment Valuation — Each Portfolio invests in a combination of underlying funds (the “Underlying Funds”) for which Goldman Sachs Asset Management (“GSAM”), a business unit of the Investment Management Division of Goldman, Sachs & Co. (“Goldman Sachs”), Goldman Sachs Funds Management L.P. (“GSFM”) and Goldman Sachs Asset Management International (“GSAMI”), affiliates of Goldman Sachs, act as investment advisers. Investments in the Underlying Funds are valued at the closing net asset value per share of each Underlying Fund on the day of valuation. Because each Portfolio invests primarily in other mutual funds, which fluctuate in value, the Portfolios’ shares will correspondingly fluctuate in value. Short-term debt obligations maturing in sixty days or less are valued at amortized cost, which approximates market value.

B. Securities Transactions and Investment Income — Purchases and sales of the Underlying Funds are recorded as of the trade date. Realized gains and losses on sales of the Underlying Funds are calculated on the identified cost basis. Dividend income and capital gains distributions from the Underlying Funds are recorded on the ex-dividend date. Interest income is recorded on the basis of interest accrued.

     Net investment income (other than class-specific expenses) and unrealized and realized gains or losses are allocated daily to each class of shares of the Portfolios based upon the relative proportion of net assets of each class.

C. Dividend Distributions to Shareholders — Distributions to shareholders are recorded on the ex-dividend date. Income and capital gains distributions, if any, are declared and paid according to the following schedule:

Capital Gains
	Income Distribution		Distribution

Portfolio	Declared	Paid	Declared	Paid

Conservative Strategy	Monthly	Monthly	Annually	Annually

Balanced Strategy	Quarterly	Quarterly	Annually	Annually

Growth and Income Strategy	Quarterly	Quarterly	Annually	Annually

Growth Strategy	Annually	Annually	Annually	Annually

Aggressive Growth Strategy	Annually	Annually	Annually	Annually

D. Federal Taxes — It is each Portfolio’s policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute each year substantially all of its investment company taxable income and capital gains to its shareholders. Accordingly, no federal tax provisions are required.

     The characterization of distributions to shareholders for financial reporting purposes is determined in accordance with income tax rules.

 GOLDMAN SACHS ASSET ALLOCATION PORTFOLIOS

Notes to Financial Statements (continued)
December 31, 2001

2. SIGNIFICANT ACCOUNTING POLICIES (continued)

E. Expenses — Expenses incurred by the Trust that do not specifically relate to an individual Portfolio of the Trust are allocated to the Portfolios based on a straight-line or pro rata basis depending upon the nature of the expense. Expenses included in the accompanying financial statements reflect the expenses of each Portfolio and do not include any expenses associated with the Underlying Funds.

     Class A, Class B and Class C shareholders of the Portfolios bear all expenses and fees relating to their respective Distribution and Service plans. Shareholders of Service Shares bear all expenses and fees paid to service organizations. Each class of shares of the Portfolios separately bears its respective class-specific Transfer Agency fees.

F. Deferred Organization Expenses — Organization-related costs are being amortized on a straight-line basis over a period of five years beginning with the commencement of each Portfolio’s operations (with the exception of the Conservative Strategy Portfolio which were completely expensed in the first fiscal year).

G. Repurchase Agreements — Repurchase agreements involve the purchase of securities subject to the seller’s agreement to repurchase them at a mutually agreed upon date and price. During the term of a repurchase agreement the value of the underlying securities held as collateral including accrued interest, is required to equal or exceed the value of the repurchase agreement, including accrued interest. The underlying securities for all repurchase agreements are held in safekeeping at each Portfolio’s custodian.

3. AGREEMENTS

GSAM serves as investment adviser to the Portfolios pursuant to an Investment Management Agreement (the “Agreement”). Under the Agreement, GSAM, subject to the general supervision of the Trust’s Board of Trustees, manages the Portfolios. As compensation for the services rendered pursuant to the Agreement, the assumption of the expenses related thereto and administering the Portfolio’s business affairs, including providing facilities, GSAM is entitled to a fee, computed daily and payable monthly, at an annual rate equal to 0.35% of the average daily net assets of each Portfolio. For the year ended December 31, 2001, GSAM has voluntarily agreed to waive a portion of the Management fee equal annually to 0.20% of each Portfolio’s average daily net assets. GSAM may discontinue or modify this waiver in the future at its discretion.
     GSAM has voluntarily agreed to limit “Other Expenses” (excluding Management fees, Distribution and Service fees, Transfer Agent fees, taxes, interest, brokerage, litigation, Service Share fees, indemnification costs and other extraordinary expenses) to the extent that such expenses exceed ..00% of the average daily net assets of each Portfolio.
     For the year ended December 31, 2001, GSAM waived and reimbursed certain expenses as follows (in thousands):

	Management
Portfolio	Fee Waivers	Reimbursement	Total

Conservative Strategy	$35	$143	$178

Balanced Strategy	157	206	363

Growth and Income Strategy	656	209	865

Growth Strategy	518	221	739

Aggressive Growth Strategy	243	213	456

     Goldman Sachs serves as Distributor of the shares of the Portfolios pursuant to Distribution Agreements. Goldman Sachs may receive a portion of the Class A sales load and Class B and Class C contingent deferred sales charges and has advised the Portfolios that it retained approximately $9,000, $8,000, $24,000, $41,000 and $33,000 for the year ended December 31, 2001, from the Conservative, Balanced, Growth and Income, Growth and Aggressive Growth Strategy Portfolios, respectively.

GOLDMAN SACHS ASSET ALLOCATION PORTFOLIOS

3. AGREEMENTS (continued)
     The Trust, on behalf of each Portfolio, has adopted Distribution and Service Plans. Under the Distribution and Service Plans, Goldman Sachs and/or Authorized Dealers are entitled to a monthly fee from each Portfolio for distribution and shareholder maintenance services equal, on an annual basis, to 0.25%, 1.00% and 1.00% of the average daily net assets attributable to Class A, Class B and Class C shares, respectively.
     The Trust, on behalf of each Portfolio, has adopted a Service Plan and Shareholder Administration Plan. These plans allow for Service Shares to compensate service organizations for providing varying levels of personal and account administration and shareholder administration services to their customers, who are beneficial owners of such shares. The Service Plan and Shareholder Administration Plan provide for compensation to the service organizations in an amount up to 0.25% and 0.25%, respectively, (on an annualized basis), of the average daily net asset value of the Service Shares.
     Goldman Sachs also serves as Transfer Agent to the Portfolios for a fee. Fees charged for such transfer agency services are calculated daily and payable monthly at an annual rate as follows: 0.19% of average daily net assets for Class A, Class B and Class C Shares and 0.04% of average daily net assets for Institutional and Service Shares.
     At December 31, 2001, the amounts owed to affiliates were as follows (in thousands):

	Management	Transfer	Distribution and
Portfolio	Fees	Agent Fees	Service Fees	Total

Conservative Strategy	$11	$3	$14	$28

Balanced Strategy	10	12	41	63

Growth and Income Strategy	37	45	154	236

Growth Strategy	30	36	133	199

Aggressive Growth Strategy	14	17	59	90

4. PORTFOLIO SECURITY TRANSACTIONS

The cost of purchases and proceeds of sales of the Underlying Funds for the year ended December 31, 2001, were as follows:

Portfolio	Purchases	Sales

Conservative Strategy	$28,539,189	$24,568,149

Balanced Strategy	42,928,202	40,091,750

Growth and Income Strategy	136,526,668	183,393,709

Growth Strategy	102,996,557	125,569,199

Aggressive Growth Strategy	51,894,515	53,877,892

5. LINE OF CREDIT FACILITY

The Portfolios participate in a $350,000,000 committed, unsecured revolving line of credit facility. Under the most restrictive arrangement, each Portfolio must own securities having a market value in excess of 400% of the total bank borrowings. This facility is to be used solely for temporary or emergency purposes. The interest rate on borrowings is based on the Federal Funds rate. This facility also requires a fee to be paid by the Portfolios based on the amount of the commitment, which has not been utilized. During the year ended December 31, 2001, the Portfolios did not have any borrowings under this facility.

 GOLDMAN SACHS ASSET ALLOCATION PORTFOLIOS

Notes to Financial Statements (continued)
December 31, 2001

6. JOINT REPURCHASE AGREEMENT ACCOUNT

The Portfolios, together with other registered investment companies having management agreements with GSFM, GSAMI and GSAM or their affiliates, transfer uninvested cash into joint accounts, the daily aggregate balance of which is invested in one or more repurchase agreements.
     At December 31, 2001, the Conservative Strategy Portfolio had an undivided interest in the repurchase agreements in the following joint repurchase agreement account II which equaled $500,000 in principal amount. At December 31, 2001, the following repurchase agreements held in this joint account II were fully collateralized by Federal Agency obligations:

	Principal	Interest	Maturity	Amortized	Maturity
Repurchase Agreements	Amount	Rate	Date	Cost	Value

Banc of America Securities LLC	$500,000,000	1.85%	01/02/02	$500,000,000	$500,051,389

Barclays Capital, Inc.	500,000,000	1.80	01/02/02	500,000,000	500,050,000

Bear Stearns Companies, Inc.	500,000,000	1.82	01/02/02	500,000,000	500,050,556

Credit Suisse First Boston Corp.	250,000,000	1.80	01/02/02	250,000,000	250,025,000

Greenwich Capital Markets	700,000,000	1.80	01/02/02	700,000,000	700,070,000

JPM Securities Inc.	750,000,000	1.82	01/02/02	750,000,000	750,075,833

Lehman Brothers	1,000,000,000	1.75	01/02/02	1,000,000,000	1,000,097,222

Salomon Smith Barney Holdings, Inc.	1,000,000,000	1.80	01/02/02	1,000,000,000	1,000,100,000

UBS Warburg LLC	250,000,000	1.30	01/02/02	250,000,000	250,018,056

UBS Warburg LLC	500,000,000	1.72	01/02/02	500,000,000	500,047,778

UBS Warburg LLC	1,443,300,000	1.80	01/02/02	1,443,300,000	1,443,444,330

TOTAL JOINT REPURCHASE AGREEMENT ACCOUNT II				$7,393,300,000	$7,394,030,164

GOLDMAN SACHS ASSET ALLOCATION PORTFOLIOS

7. CERTAIN RECLASSIFICATIONS

Certain reclassifications have been recorded to the Portfolios’ accounts. These reclassifications have no impact on the net asset value of the Portfolios and are designed to present the Portfolios’ capital accounts on a tax basis. Reclassifications result primarily from the difference in the tax treatment of short term capital gain distributions received from Underlying Funds, distribution reclasses, net operating losses and organization costs.

		Accumulated
		net realized	Accumulated
		loss	undistributed
		from investment	net investment
Portfolio	Paid-in Capital	transactions	income

Conservative Strategy	$—	$(5,120)	$5,120

Balanced Strategy	(3,136)	(20,996)	24,132

Growth and Income Strategy	(3,158)	(67,396)	70,554

Growth Strategy	(10,212)	(60,074)	70,286

Aggressive Growth Strategy	(548,672)	(34,355)	583,027

8. SUBSEQUENT EVENT

On January 30, 2002, the Board of Trustees of the Trust approved a resolution which authorized the liquidation of the Conservative Strategy Portfolio. It is expected that the Portfolio will terminate operations on or about April 30, 2002.

 GOLDMAN SACHS ASSET ALLOCATION PORTFOLIOS

Notes to Financial Statements (continued)
December 31, 2001

9. SUMMARY OF SHARE TRANSACTIONS

Share activity for the year ended December 31, 2001 was as follows:

	Conservative Strategy Portfolio		Balanced Strategy Portfolio

	Shares	Dollars	Shares	Dollars

Class A Shares
Shares sold	292,448	$2,930,135	870,935	$8,485,554
Reinvestment of dividends and distributions	7,880	78,800	145,816	1,376,827
Shares repurchased	(46,155)	(462,509)	(1,024,340)	(10,036,494)

	254,173	2,546,426	(7,589)	(174,113)

Class B Shares
Shares sold	281,898	2,825,149	300,038	2,927,405
Reinvestment of dividends and distributions	10,937	109,468	76,135	717,983
Shares repurchased	(192,063)	(1,921,885)	(559,187)	(5,444,832)

	100,772	1,012,732	(183,014)	(1,799,444)

Class C Shares
Shares sold	141,390	1,414,559	309,146	3,038,333
Reinvestment of dividends and distributions	7,064	70,678	60,985	576,199
Shares repurchased	(110,404)	(1,108,788)	(562,416)	(5,490,567)

	38,050	376,449	(192,285)	(1,876,035)

Institutional Shares
Shares sold	1,888,206	19,017,107	907,182	8,735,541
Reinvestment of dividends and distributions	3,910	39,249	27,585	258,582
Shares repurchased	(1,893,281)	(19,009,053)	(140,275)	(1,350,109)

	(1,165)	47,303	794,492	7,644,014

Service Shares
Shares sold	514	5,154	14,164	136,904
Reinvestment of dividends and distributions	12	125	2,643	24,960
Shares repurchased	—	—	(980)	(9,668)

	526	5,279	15,827	152,196

NET INCREASE (DECREASE)	392,356	$3,988,189	427,431	$3,946,618

GOLDMAN SACHS ASSET ALLOCATION PORTFOLIOS

Growth and Income Strategy Portfolio		Growth Strategy Portfolio		Aggressive Growth Strategy Portfolio

Shares	Dollars	Shares	Dollars	Shares	Dollars

2,443,372	$24,362,470	1,801,032	$17,807,282	1,678,824	$16,258,871
651,266	6,139,423	371,051	3,398,829	—	—
(4,805,967)	(47,894,281)	(2,967,844)	(29,623,704)	(1,412,095)	(13,553,585)

(1,711,329)	(17,392,388)	(795,761)	(8,417,593)	266,729	2,705,286

679,234	6,804,579	595,919	5,965,846	369,936	3,566,676
371,718	3,484,770	242,103	2,217,661	—	—
(2,509,454)	(25,109,489)	(1,825,734)	(18,144,614)	(823,040)	(7,904,992)

(1,458,502)	(14,820,140)	(987,712)	(9,961,107)	(453,104)	(4,338,316)

981,090	9,812,620	1,157,404	11,776,927	864,082	8,401,511
258,508	2,423,684	164,312	1,506,358	—	—
(2,128,119)	(21,106,718)	(1,661,729)	(16,642,192)	(1,130,058)	(10,696,213)

(888,521)	(8,870,414)	(340,013)	(3,358,907)	(265,976)	(2,294,702)

201,945	2,019,676	459,274	4,657,454	1,046,581	10,811,450
98,228	927,164	31,144	285,282	—	—
(132,283)	(1,329,472)	(92,087)	(951,208)	(826,546)	(8,285,020)

167,890	1,617,368	398,331	3,991,528	220,035	2,526,430

60,739	585,207	43,119	426,646	5,353	51,950
4,828	45,240	2,903	26,508	—	—
(14,065)	(142,251)	(8,308)	(83,859)	(2,382)	(21,934)

51,502	488,196	37,714	369,295	2,971	30,016

(3,838,960)	$(38,977,378)	(1,687,441)	$(17,376,784)	(229,345)	$(1,371,286)

 GOLDMAN SACHS ASSET ALLOCATION PORTFOLIOS

Notes to Financial Statements (continued)

December 31, 2001

9. SUMMARY OF SHARE TRANSACTIONS (continued)

Share activity for the year ended December 31, 2000 was as follows:

	Conservative Strategy Portfolio		Balanced Strategy Portfolio

	Shares	Dollars	Shares	Dollars

Class A Shares
Shares sold	36,096	$367,392	910,025	$9,793,039
Reinvestment of dividends and distributions	5,968	60,180	221,208	2,263,293
Shares repurchased	(101,262)	(1,022,209)	(1,399,249)	(15,090,657)

	(59,198)	(594,637)	(268,016)	(3,034,325)

Class B Shares
Shares sold	395,168	4,024,345	214,015	2,299,644
Reinvestment of dividends and distributions	10,394	104,911	136,215	1,390,167
Shares repurchased	(267,134)	(2,712,698)	(658,304)	(7,076,510)

	138,428	1,416,558	(308,074)	(3,386,699)

Class C Shares
Shares sold	125,781	1,269,468	462,034	4,989,461
Reinvestment of dividends and distributions	10,665	107,576	109,512	1,117,967
Shares repurchased	(150,943)	(1,524,677)	(772,650)	(8,321,391)

	(14,497)	(147,633)	(201,104)	(2,213,963)

Institutional Shares
Shares sold	59,547	606,275	49,424	533,216
Reinvestment of dividends and distributions	1,815	18,332	13,345	136,643
Shares repurchased	(18,865)	(192,998)	(32,896)	(356,544)

	42,497	431,609	29,873	313,315

Service Shares
Shares sold	1,393	13,301	48,554	522,544
Reinvestment of dividends and distributions	47	497	2,884	29,105
Shares repurchased	(2,657)	(27,075)	(10,420)	(110,925)

	(1,217)	(13,277)	41,018	440,724

NET INCREASE (DECREASE)	106,013	$1,092,620	(706,303)	$(7,880,948)

GOLDMAN SACHS ASSET ALLOCATION PORTFOLIOS

Growth and Income Strategy Portfolio		Growth Strategy Portfolio		Aggressive Growth Strategy Portfolio

Shares	Dollars	Shares	Dollars	Shares	Dollars

2,616,791	$30,123,997	3,391,837	$40,527,068	1,703,222	$20,705,950
698,522	7,509,733	290,721	3,058,379	198,204	2,037,591
(5,084,363)	(58,028,168)	(3,499,481)	(41,406,458)	(1,539,924)	(18,622,328)

(1,769,050)	(20,394,438)	183,077	2,178,989	361,502	4,121,213

1,259,478	14,383,277	1,846,048	21,899,924	838,686	10,161,426
412,499	4,379,468	174,996	1,837,885	114,588	1,176,858
(2,987,331)	(34,046,659)	(2,243,926)	(26,572,960)	(1,000,949)	(12,042,812)

(1,315,354)	(15,283,914)	(222,882)	(2,835,151)	(47,675)	(704,528)

1,282,343	14,660,549	1,947,297	23,076,136	1,386,259	16,720,357
284,539	3,022,453	110,013	1,156,273	98,711	1,012,778
(2,378,960)	(27,074,063)	(1,754,865)	(20,755,888)	(699,035)	(8,368,331)

(812,078)	(9,391,061)	302,445	3,476,521	785,935	9,364,804

214,627	2,527,454	147,088	1,768,476	371,486	4,584,349
97,656	1,058,878	12,513	131,384	26,088	267,663
(1,044,388)	(11,779,479)	(251,611)	(2,965,856)	(118,996)	(1,406,099)

(732,105)	(8,193,147)	(92,010)	(1,065,996)	278,578	3,445,913

20,196	224,047	23,034	258,766	5,898	66,949
4,133	47,246	1,618	16,969	487	4,995
(35,095)	(394,262)	(21,008)	(253,291)	(3,686)	(44,872)

(10,766)	(122,969)	3,644	22,444	2,699	27,072

(4,639,353)	$(53,385,529)	174,274	$1,776,807	1,381,039	$16,254,474

 GOLDMAN SACHS ASSET ALLOCATION PORTFOLIOS

Notes to Financial Statements (continued)

December 31, 2001

10. ADDITIONAL TAX INFORMATION

The tax character of distributions paid during the fiscal year ended December 31, 2001 was as follows:

			Growth and
	Conservative	Balanced	Income	Growth	Aggressive Growth
	Strategy Portfolio	Strategy Portfolio	Strategy Portfolio	Strategy Portfolio	Strategy Portfolio

Distributions paid from:
Ordinary income	$598,258	$2,171,660	$5,770,661	$2,086,470	$—
Net long-term Capital Gains	59,045	1,195,444	8,055,107	5,795,058	—

Total taxable distributions	$657,303	$3,367,104	$13,825,768	$7,881,528	$—

As of December 31, 2001, the components of accumulated earnings (losses) on a tax basis were as follows:

			Growth and		Aggressive
	Conservative	Balanced	Income	Growth	Growth
	Strategy Portfolio	Strategy Portfolio	Strategy Portfolio	Strategy Portfolio	Strategy Portfolio

Undistributed ordinary income – net	$12,420	$37,363	$118,891	$25,110	$—
Undistributed long-term capital gains	—	—	—	—	—

Total undistributed earnings	$12,420	$37,363	$118,891	$25,110	$—
Capital loss carryforward	(60,356)	(1,803,829)	(7,533,379)	(6,125,856)	(96,961)
Timing differences (post October losses)	(33,176)	—	(935,943)	(876,828)	(842,122)
Unrealized losses – net	(226,534)	(4,813,619)	(25,425,897)	(25,998,411)	(18,317,922)

Total accumulated losses – net	$(307,646)	$(6,580,085)	$(33,776,328)	$(32,975,985)	$(19,257,005)

Capital loss carryforward years of expiration	2009	2009	2009	2009	2009

GOLDMAN SACHS ASSET ALLOCATION PORTFOLIOS

At December 31, 2001, the Portfolios’ aggregate security unrealized gains and losses based on cost for U.S. federal income tax purposes were as follows:

			Growth and		Aggressive
	Conservative	Balanced	Income	Growth	Growth
	Strategy Portfolio	Strategy Portfolio	Strategy Portfolio	Strategy Portfolio	Strategy Portfolio

Tax Cost	$20,027,805	$86,555,852	$319,272,284	$262,423,491	$130,090,216

Gross unrealized gain	—	1,116,708	3,985,823	3,514,752	1,299,591
Gross unrealized loss	(226,534)	(5,930,327)	(29,411,720)	(29,513,163)	(19,617,513)

Net unrealized security loss	$(226,534)	$(4,813,619)	$(25,425,897)	$(25,998,411)	$(18,317,922)

The difference between book-basis and tax-basis unrealized gains (losses) is attributable primarily to wash sales.

 GOLDMAN SACHS CONSERVATIVE STRATEGY PORTFOLIO

Financial Highlights
Selected Data for a Share Outstanding Throughout Each Period

		Income (loss) from
		investment operations				Distributions to shareholders

	Net asset						In excess
	value at	Net		Net realized	Total from	From net	of net	From net
	beginning	investment		and unrealized	investment	investment	investment	realized	Total
	of period	income		gain (loss)	operations	income	income	gains	distributions

FOR THE YEARS ENDED DECEMBER 31,

2001 - Class A Shares	$10.11	$0.40	(d)	$(0.06)	$0.34	$(0.40)	$—	$(0.03)	$(0.43)
2001 - Class B Shares	10.11	0.33	(d)	(0.06)	0.27	(0.32)	—	(0.03)	(0.35)
2001 - Class C Shares	10.11	0.33	(d)	(0.06)	0.27	(0.32)	—	(0.03)	(0.35)
2001 - Institutional Shares	10.13	0.46	(d)	(0.10)	0.36	(0.44)	—	(0.03)	(0.47)
2001 - Service Shares	10.12	0.39	(d)	(0.03)	0.36	(0.40)	—	(0.03)	(0.43)

2000 - Class A Shares	10.17	0.54	(d)	(0.01)	0.53	(0.56)	(0.02)	(0.01)	(0.59)
2000 - Class B Shares	10.18	0.49	(d)	(0.05)	0.44	(0.48)	(0.02)	(0.01)	(0.51)
2000 - Class C Shares	10.17	0.47	(d)	(0.02)	0.45	(0.48)	(0.02)	(0.01)	(0.51)
2000 - Institutional Shares	10.18	0.59	(d)	(0.01)	0.58	(0.60)	(0.02)	(0.01)	(0.63)
2000 - Service Shares	10.18	0.46	(d)	0.06	0.52	(0.55)	(0.02)	(0.01)	(0.58)

FOR THE PERIOD ENDED DECEMBER 31,(c)

1999 - Class A Shares	10.00	0.36		0.18	0.54	(0.36)	(0.01)	—	(0.37)
1999 - Class B Shares	10.00	0.30		0.19	0.49	(0.30)	(0.01)	—	(0.31)
1999 - Class C Shares	10.00	0.29		0.18	0.47	(0.29)	(0.01)	—	(0.30)
1999 - Institutional Shares	10.00	0.40	(d)	0.20	0.60	(0.40)	(0.02)	—	(0.42)
1999 - Service Shares	10.00	0.53		0.02	0.55	(0.37)	—	—	(0.37)

(a)	Assumes investment at the net asset value at the beginning of the period, reinvestment of all dividends and distributions, a complete redemption of the investment at the net asset value at the end of the period and no sales or redemption charges. Total returns would be reduced if sales or redemption charges were taken into account. Total returns for periods less than one full year are not annualized. Returns do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or the redemption of Portfolio shares.
(b)	Annualized.
(c)	Class A, Class B, Class C, Institutional and Service Share activity commenced on February 8, 1999.
(d)	Calculated based on the average shares outstanding methodology.
(e)	Expense ratios exclude expenses of the Underlying Funds.

The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS CONSERVATIVE STRATEGY PORTFOLIO

							Ratios assuming no
							expense reductions

					Ratio of				Ratio of
		Net assets	Ratio of		net investment		Ratio of		net investment
Net asset		at end of	net expenses		income to		expenses to		income (loss) to		Portfolio
value, end	Total	period	to average		average		average		average		turnover
of period	return(a)	(in 000s)	net assets(e)		net assets		net assets(e)		net assets		rate

$10.02	3.48%	$3,627	0.59%		3.98%		1.60%		2.97%		140%

10.03	2.78	12,699	1.34		3.29		2.35		2.28		140

10.03	2.79	2,618	1.34		3.28		2.35		2.27		140

10.02	3.65	420	0.19		4.27		1.20		3.26		140

10.05	2.79	7	0.69		3.98		1.70		2.97		140

10.11	5.35	1,088	0.59		5.34		1.95		3.98		46

10.11	4.45	11,787	1.34		4.79		2.70		3.43		46

10.11	4.55	2,256	1.34		4.60		2.70		3.24		46

10.13	5.88	436	0.19		5.80		1.55		4.44		46

10.12	5.31	2	0.69		4.50		2.05		3.14		46

10.17	5.52	1,697	0.59	(b)	4.38	(b)	3.46	(b)	1.51	(b)	63
10.18	4.92	10,451	1.34	(b)	3.74	(b)	4.21	(b)	0.87	(b)	63
10.17	4.79	2,417	1.34	(b)	3.62	(b)	4.21	(b)	0.75	(b)	63
10.18	6.04	6	0.19	(b)	4.43	(b)	3.06	(b)	1.56	(b)	63
10.18	5.56	14	0.69	(b)	2.39	(b)	3.56	(b)	(0.48	)(b)	63

Goldman Sachs Conservative Strategy Portfolio — Tax Information (unaudited)

During the tax year ended December 31, 2001, 3.40% of the ordinary income dividends paid by the Portfolio qualify for the dividend received deduction available for corporations.

Pursuant to Section 852 of the Internal Revenue Code, the Portfolio designates $59,045 as capital gain dividends paid during its year ended December 31, 2001.

 GOLDMAN SACHS BALANCED STRATEGY PORTFOLIO

Financial Highlights
Selected Data for a Share Outstanding Throughout Each Period

		Income (loss) from
		investment operations				Distributions to shareholders

	Net asset						In excess
	value at	Net		Net realized	Total from	From net	of net	From net
	beginning	investment		and unrealized	investment	investment	investment	realized	Total
	of period	income		gain (loss)	operations	income	income	gains	distributions
FOR THE YEARS ENDED DECEMBER 31,

2001 - Class A Shares	$10.16	$0.30	(d)	$(0.58)	$(0.28)	$(0.31)	$—	$(0.14)	$(0.45)
2001 - Class B Shares	10.16	0.23	(d)	(0.59)	(0.36)	(0.23)	—	(0.14)	(0.37)
2001 - Class C Shares	10.17	0.23	(d)	(0.59)	(0.36)	(0.23)	—	(0.14)	(0.37)
2001 - Institutional Shares	10.16	0.36	(d)	(0.60)	(0.24)	(0.35)	—	(0.14)	(0.49)
2001 - Service Shares	10.17	0.29	(d)	(0.58)	(0.29)	(0.30)	—	(0.14)	(0.44)

2000 - Class A Shares	10.99	0.48	(d)	(0.54)	(0.06)	(0.50)	(0.01)	(0.26)	(0.77)
2000 - Class B Shares	10.98	0.39	(d)	(0.53)	(0.14)	(0.41)	(0.01)	(0.26)	(0.68)
2000 - Class C Shares	10.99	0.39	(d)	(0.53)	(0.14)	(0.41)	(0.01)	(0.26)	(0.68)
2000 - Institutional Shares	10.99	0.53	(d)	(0.55)	(0.02)	(0.54)	(0.01)	(0.26)	(0.81)
2000 - Service Shares	10.99	0.61	(d)	(0.68)	(0.07)	(0.48)	(0.01)	(0.26)	(0.75)

1999 - Class A Shares	10.31	0.34		0.73	1.07	(0.34)	(0.05)	—	(0.39)
1999 - Class B Shares	10.31	0.26		0.72	0.98	(0.26)	(0.05)	—	(0.31)
1999 - Class C Shares	10.32	0.27		0.71	0.98	(0.27)	(0.04)	—	(0.31)
1999 - Institutional Shares	10.32	0.37		0.74	1.11	(0.37)	(0.07)	—	(0.44)
1999 - Service Shares	10.31	0.33		0.73	1.06	(0.33)	(0.05)	—	(0.38)
FOR THE PERIOD ENDED DECEMBER 31,(c)

1998 - Class A Shares	10.00	0.25		0.38	0.63	(0.25)	(0.03)	(0.04)	(0.32)
1998 - Class B Shares	10.00	0.19		0.38	0.57	(0.19)	(0.03)	(0.04)	(0.26)
1998 - Class C Shares	10.00	0.19		0.39	0.58	(0.19)	(0.03)	(0.04)	(0.26)
1998 - Institutional Shares	10.00	0.30		0.39	0.69	(0.30)	(0.03)	(0.04)	(0.37)
1998 - Service Shares	10.00	0.25		0.37	0.62	(0.25)	(0.02)	(0.04)	(0.31)

(a)	Assumes investment at the net asset value at the beginning of the period, reinvestment of all dividends and distributions, a complete redemption of the investment at the net asset value at the end of the period and no sales or redemption charges. Total returns would be reduced if sales or redemption charges were taken into account. Total returns for periods less than one full year are not annualized. Returns do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or the redemption of Portfolio shares.
(b)	Annualized.
(c)	Class A, Class B, Class C, Institutional and Service Share activity commenced on January 2, 1998.
(d)	Calculated based on the average shares outstanding methodology.
(e)	Expense ratios exclude expenses of the Underlying Funds.

The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS BALANCED STRATEGY PORTFOLIO

							Ratios assuming no
							expense reductions

					Ratio of				Ratio of
		Net assets	Ratio of		net investment		Ratio of		net investment
Net asset		at end of	net expenses		income to		expenses to		income to		Portfolio
value, end	Total	period	to average		average		average		average		turnover
of period	return(a)	(in 000s)	net assets(e)		net assets		net assets(e)		net assets		rate

$9.43	(2.62)%	$31,539	0.59%		3.09%		1.05%		2.63%		51%

9.43	(3.37)	23,643	1.34		2.34		1.80		1.88		51

9.44	(3.38)	16,354	1.34		2.34		1.80		1.88		51

9.43	(2.21)	9,278	0.19		3.74		0.65		3.28		51

9.44	(3.28)	897	0.69		2.99		1.15		2.53		51

10.16	(0.66)	34,056	0.59		4.45		1.09		3.95		23
10.16	(1.33)	27,326	1.34		3.60		1.84		3.10		23
10.17	(1.31)	19,567	1.34		3.59		1.84		3.09		23
10.16	(0.25)	1,924	0.19		4.94		0.69		4.44		23
10.17	(0.11)	805	0.69		5.70		1.19		5.20		23

10.99	10.58	39,774	0.59		3.17		1.05		2.71		51
10.98	9.66	32,932	1.34		2.42		1.80		1.96		51
10.99	9.63	23,354	1.34		2.40		1.80		1.94		51
10.99	10.92	1,753	0.19		3.93		0.65		3.47		51
10.99	10.47	419	0.69		3.04		1.15		2.58		51

10.31	6.38	40,237	0.60	(b)	3.03	(b)	1.46	(b)	2.17	(b)	51
10.31	5.75	33,763	1.30	(b)	2.38	(b)	2.08	(b)	1.60	(b)	51
10.32	5.83	24,195	1.30	(b)	2.34	(b)	2.08	(b)	1.56	(b)	51
10.32	6.99	205	0.24	(b)	3.55	(b)	1.02	(b)	2.77	(b)	51
10.31	6.30	456	0.74	(b)	2.90	(b)	1.52	(b)	2.12	(b)	51

Goldman Sachs Balanced Strategy Portfolio — Tax Information (unaudited)

During the tax year ended December 31, 2001, 3.64% of the ordinary income dividends paid by the Portfolio qualify for the dividend received deduction available for corporations.

Pursuant to Section 852 of the Internal Revenue Code, the Portfolio designates $1,195,444 as capital gain dividends paid during its year ended December 31, 2001.

 GOLDMAN SACHS GROWTH AND INCOME STRATEGY PORTFOLIO

Financial Highlights
Selected Data for a Share Outstanding Throughout Each Period

		Income (loss) from
		investment operations				Distributions to shareholders

	Net asset						In excess
	value at	Net		Net realized	Total from	From net	of net	From net
	beginning	investment		and unrealized	investment	investment	investment	realized	Total
	of period	income		gain (loss)	operations	income	income	gains	distributions
FOR THE YEARS ENDED DECEMBER 31,

2001 - Class A Shares	$10.64	$0.21	(d)	$(0.98)	$(0.77)	$(0.22)	$—	$(0.27)	$(0.49)
2001 - Class B Shares	10.62	0.14	(d)	(0.99)	(0.85)	(0.14)	—	(0.27)	(0.41)
2001 - Class C Shares	10.61	0.14	(d)	(0.98)	(0.84)	(0.14)	—	(0.27)	(0.41)
2001 - Institutional Shares	10.66	0.25	(d)	(0.99)	(0.74)	(0.26)	—	(0.27)	(0.53)
2001 - Service Shares	10.62	0.20	(d)	(0.98)	(0.78)	(0.21)	—	(0.27)	(0.48)

2000 - Class A Shares	11.71	0.38	(d)	(0.92)	(0.54)	(0.41)	(0.05)	(0.07)	(0.53)
2000 - Class B Shares	11.69	0.29	(d)	(0.92)	(0.63)	(0.33)	(0.04)	(0.07)	(0.44)
2000 - Class C Shares	11.69	0.29	(d)	(0.93)	(0.64)	(0.33)	(0.04)	(0.07)	(0.44)
2000 - Institutional Shares	11.71	0.44	(d)	(0.91)	(0.47)	(0.45)	(0.06)	(0.07)	(0.58)
2000 - Service Shares	11.69	0.37	(d)	(0.92)	(0.55)	(0.40)	(0.05)	(0.07)	(0.52)

1999 - Class A Shares	10.38	0.22		1.40	1.62	(0.22)	(0.06)	(0.01)	(0.29)
1999 - Class B Shares	10.36	0.14		1.40	1.54	(0.14)	(0.06)	(0.01)	(0.21)
1999 - Class C Shares	10.36	0.14		1.40	1.54	(0.14)	(0.06)	(0.01)	(0.21)
1999 - Institutional Shares	10.39	0.27		1.39	1.66	(0.27)	(0.06)	(0.01)	(0.34)
1999 - Service Shares	10.37	0.20		1.40	1.60	(0.20)	(0.07)	(0.01)	(0.28)
FOR THE PERIOD ENDED DECEMBER 31,(c)

1998 - Class A Shares	10.00	0.18		0.47	0.65	(0.18)	(0.04)	(0.05)	(0.27)
1998 - Class B Shares	10.00	0.12		0.46	0.58	(0.12)	(0.05)	(0.05)	(0.22)
1998 - Class C Shares	10.00	0.12		0.46	0.58	(0.12)	(0.05)	(0.05)	(0.22)
1998 - Institutional Shares	10.00	0.20		0.49	0.69	(0.20)	(0.05)	(0.05)	(0.30)
1998 - Service Shares	10.00	0.16		0.48	0.64	(0.16)	(0.06)	(0.05)	(0.27)

(a)	Assumes investment at the net asset value at the beginning of the period, reinvestment of all dividends and distributions, a complete redemption of the investment at the net asset value at the end of the period and no sales or redemption charges. Total returns would be reduced if sales or redemption charges were taken into account. Total returns for periods less than one full year are not annualized. Returns do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or the redemption of Portfolio shares.
(b)	Annualized.
(c)	Class A, Class B, Class C, Institutional and Service Share activity commenced on January 2, 1998.
(d)	Calculated based on the average shares outstanding methodology.
(e)	Expense ratios exclude expenses of the Underlying Funds.

The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS GROWTH AND INCOME STRATEGY PORTFOLIO

							Ratios assuming no
							expense reductions

					Ratio of				Ratio of
		Net assets	Ratio of		net investment		Ratio of		net investment
Net asset		at end of	net expenses		income to		expenses to		income to		Portfolio
value, end	Total	period	to average		average		average		average		turnover
of period	return(a)	(in 000s)	net assets(e)		net assets		net assets(e)		net assets		rate

$9.38	(7.27)%	$123,586	0.59%		2.11%		0.85%		1.85%		42%
9.36	(8.01)	89,089	1.34		1.36		1.60		1.10		42
9.36	(7.92)	60,569	1.34		1.36		1.60		1.10		42
9.39	(6.95)	18,107	0.19		2.52		0.45		2.26		42
9.36	(7.35)	1,866	0.69		2.05		0.95		1.79		42

10.64	(4.54)	158,430	0.59		3.35		0.87		3.07		20
10.62	(5.28)	116,542	1.34		2.57		1.62		2.29		20
10.61	(5.36)	78,144	1.34		2.57		1.62		2.29		20
10.66	(3.99)	18,763	0.19		3.87		0.47		3.59		20
10.62	(4.63)	1,570	0.69		3.26		0.97		2.98		20

11.71	15.79	195,153	0.59		2.00		0.85		1.74		49
11.69	14.95	143,686	1.34		1.24		1.60		0.98		49
11.69	14.94	95,523	1.34		1.23		1.60		0.97		49
11.71	16.14	29,200	0.19		2.53		0.45		2.27		49
11.69	15.60	1,856	0.69		1.91		0.95		1.65		49

10.38	6.55	181,441	0.60	(b)	2.37	(b)	1.05	(b)	1.92	(b)	42
10.36	5.82	138,914	1.30	(b)	1.72	(b)	1.68	(b)	1.34	(b)	42
10.36	5.80	100,711	1.30	(b)	1.68	(b)	1.68	(b)	1.30	(b)	42
10.39	6.96	9,030	0.23	(b)	2.97	(b)	0.61	(b)	2.59	(b)	42
10.37	6.43	1,354	0.73	(b)	2.28	(b)	1.11	(b)	1.90	(b)	42

Goldman Sachs Growth and Income Strategy Portfolio — Tax Information (unaudited)

During the tax year ended December 31, 2001, 7.54% of the ordinary income dividends paid by the Portfolio qualify for the dividend received deduction available for corporations.

Pursuant to Section 852 of the Internal Revenue Code, the Portfolio designates $8,055,107 as capital gain dividends paid during its year ended December 31, 2001.

 GOLDMAN SACHS GROWTH STRATEGY PORTFOLIO

Financial Highlights
Selected Data for a Share Outstanding Throughout Each Period

		Income (loss) from
		investment operations				Distributions to shareholders

	Net asset						In excess
	value at	Net		Net realized	Total from	From net	of net	From net
	beginning	investment		and unrealized	investment	investment	investment	realized	Total
	of period	income		gain (loss)	operations	income	income	gains	distributions
FOR THE YEARS ENDED DECEMBER 31,

2001 - Class A Shares	$10.88	$0.11	(d)	$(1.32)	$(1.21)	$(0.13)	$—	$(0.24)	$(0.37)
2001 - Class B Shares	10.86	0.03	(d)	(1.31)	(1.28)	(0.05)	—	(0.24)	(0.29)
2001 - Class C Shares	10.87	0.03	(d)	(1.31)	(1.28)	(0.05)	—	(0.24)	(0.29)
2001 - Institutional Shares	10.87	0.16	(d)	(1.32)	(1.16)	(0.17)	—	(0.24)	(0.41)
2001 - Service Shares	10.86	0.10	(d)	(1.33)	(1.23)	(0.12)	—	(0.24)	(0.36)

2000 - Class A Shares	12.24	0.22	(d)	(1.28)	(1.06)	(0.22)	(0.08)	—	(0.30)
2000 - Class B Shares	12.21	0.13	(d)	(1.27)	(1.14)	(0.15)	(0.06)	—	(0.21)
2000 - Class C Shares	12.22	0.13	(d)	(1.27)	(1.14)	(0.15)	(0.06)	—	(0.21)
2000 - Institutional Shares	12.23	0.25	(d)	(1.26)	(1.01)	(0.25)	(0.10)	—	(0.35)
2000 - Service Shares	12.22	0.23	(d)	(1.29)	(1.06)	(0.22)	(0.08)	—	(0.30)

1999 - Class A Shares	10.29	0.11		2.03	2.14	(0.11)	(0.08)	—	(0.19)
1999 - Class B Shares	10.28	0.02		2.02	2.04	(0.02)	(0.09)	—	(0.11)
1999 - Class C Shares	10.28	0.02		2.03	2.05	(0.02)	(0.09)	—	(0.11)
1999 - Institutional Shares	10.29	0.13		2.05	2.18	(0.13)	(0.11)	—	(0.24)
1999 - Service Shares	10.29	0.09		2.03	2.12	(0.09)	(0.10)	—	(0.19)
FOR THE PERIOD ENDED DECEMBER 31,(c)

1998 - Class A Shares	10.00	0.10		0.36	0.46	(0.10)	(0.02)	(0.05)	(0.17)
1998 - Class B Shares	10.00	0.05		0.35	0.40	(0.05)	(0.02)	(0.05)	(0.12)
1998 - Class C Shares	10.00	0.05		0.35	0.40	(0.05)	(0.02)	(0.05)	(0.12)
1998 - Institutional Shares	10.00	0.12		0.37	0.49	(0.12)	(0.03)	(0.05)	(0.20)
1998 - Service Shares	10.00	0.09		0.35	0.44	(0.09)	(0.01)	(0.05)	(0.15)

(a)	Assumes investment at the net asset value at the beginning of the period, reinvestment of all dividends and distributions, a complete redemption of the investment at the net asset value at the end of the period and no sales or redemption charges. Total returns would be reduced if sales or redemption charges were taken into account. Total returns for periods less than one full year are not annualized. Returns do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or the redemption of Portfolio shares.
(b)	Annualized.
(c)	Class A, Class B, Class C, Institutional and Service Share activity commenced on January 2, 1998.
(d)	Calculated based on the average shares outstanding methodology.
(e)	Expense ratios exclude expenses of the Underlying Funds.

The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS GROWTH STRATEGY PORTFOLIO

							Ratios assuming no
							expense reductions

					Ratio of				Ratio of
		Net assets	Ratio of		net investment		Ratio of		net investment
Net asset		at end of	net expenses		income to		expenses to		income (loss) to		Portfolio
value, end	Total	period	to average		average		average		average		turnover
of period	return(a)	(in 000s)	net assets(e)		net assets		net assets(e)		net assets		rate

$9.30	(11.03)%	$93,313	0.59%		1.09%		0.88%		0.80%		40%
9.29	(11.72)	81,563	1.34		0.34		1.63		0.05		40
9.30	(11.69)	53,001	1.34		0.34		1.63		0.05		40
9.30	(10.55)	7,324	0.19		1.65		0.48		1.36		40
9.27	(11.16)	940	0.69		1.01		0.98		0.72		40

10.88	(8.68)	117,857	0.59		1.83		0.89		1.53		23
10.86	(9.39)	106,080	1.34		1.08		1.64		0.78		23
10.87	(9.36)	65,681	1.34		1.11		1.64		0.81		23
10.87	(8.28)	4,234	0.19		2.10		0.49		1.80		23
10.86	(8.67)	692	0.69		1.95		0.99		1.65		23

12.24	20.85	130,322	0.59		0.90		0.87		0.62		50
12.21	19.87	121,937	1.34		0.17		1.62		(0.11)		50
12.22	19.96	70,127	1.34		0.16		1.62		(0.12)		50
12.23	21.24	5,891	0.19		1.40		0.47		1.12		50
12.22	20.62	735	0.69		0.87		0.97		0.59		50

10.29	4.62	128,832	0.60	(b)	1.50	(b)	1.15	(b)	0.95	(b)	38
10.28	3.98	109,246	1.30	(b)	0.83	(b)	1.78	(b)	0.35	(b)	38
10.28	3.96	63,925	1.30	(b)	0.79	(b)	1.78	(b)	0.31	(b)	38
10.29	4.92	2,205	0.23	(b)	2.88	(b)	0.71	(b)	2.40	(b)	38
10.29	4.45	378	0.73	(b)	1.63	(b)	1.21	(b)	1.15	(b)	38

Goldman Sachs Growth Strategy Portfolio — Tax Information (unaudited)

During the tax year ended December 31, 2001, 28.59% of the ordinary income dividends paid by the Portfolio qualify for the dividend received deduction available for corporations.

Pursuant to Section 852 of the Internal Revenue Code, the Portfolio designates $5,795,058 as capital gain dividends paid during its year ended December 31, 2001.

 GOLDMAN SACHS AGGRESSIVE GROWTH STRATEGY PORTFOLIO

Financial Highlights
Selected Data for a Share Outstanding Throughout Each Period

		Income (loss) from
		investment operations				Distributions to shareholders

	Net asset	Net					In excess
	value at	investment		Net realized	Total from	From net	of net	From net
	beginning	income		and unrealized	investment	investment	investment	realized	Total
	of period	(loss)		gain (loss)	operations	income	income	gains	distributions
FOR THE YEARS ENDED DECEMBER 31,

2001 - Class A Shares	$10.71	$(0.01	) (d)	$(1.45)	$(1.46)	$—	$—	$—	$—
2001 - Class B Shares	10.70	(0.08	) (d)	(1.45)	(1.53)	—	—	—	—
2001 - Class C Shares	10.69	(0.08	) (d)	(1.45)	(1.53)	—	—	—	—
2001 - Institutional Shares	10.70	0.02	(d)	(1.45)	(1.43)	—	—	—	—
2001 - Service Shares	10.68	(0.02	) (d)	(1.45)	(1.47)	—	—	—	—

2000 - Class A Shares	12.61	0.03	(d)	(1.49)	(1.46)	—	(0.15)	(0.29)	(0.44)
2000 - Class B Shares	12.57	(0.06	) (d)	(1.47)	(1.53)	—	(0.05)	(0.29)	(0.34)
2000 - Class C Shares	12.57	(0.05	) (d)	(1.47)	(1.52)	—	(0.07)	(0.29)	(0.36)
2000 - Institutional Shares	12.60	0.10	(d)	(1.51)	(1.41)	—	(0.20)	(0.29)	(0.49)
2000 - Service Shares	12.59	0.04	(d)	(1.51)	(1.47)	—	(0.15)	(0.29)	(0.44)

1999 - Class A Shares	10.16	0.02		2.56	2.58	(0.02)	(0.11)	—	(0.13)
1999 - Class B Shares	10.14	(0.07)		2.54	2.47	—	(0.04)	—	(0.04)
1999 - Class C Shares	10.15	(0.06)		2.53	2.47	—	(0.05)	—	(0.05)
1999 - Institutional Shares	10.16	0.06		2.55	2.61	(0.06)	(0.11)	—	(0.17)
1999 - Service Shares	10.15	—		2.55	2.55	—	(0.11)	—	(0.11)
FOR THE PERIOD ENDED DECEMBER 31,(c)

1998 - Class A Shares	10.00	0.05		0.20	0.25	(0.05)	—	(0.04)	(0.09)
1998 - Class B Shares	10.00	0.01		0.18	0.19	(0.01)	—	(0.04)	(0.05)
1998 - Class C Shares	10.00	0.01		0.19	0.20	(0.01)	—	(0.04)	(0.05)
1998 - Institutional Shares	10.00	0.07		0.20	0.27	(0.07)	—	(0.04)	(0.11)
1998 - Service Shares	10.00	0.04		0.21	0.25	(0.04)	(0.02)	(0.04)	(0.10)

(a)	Assumes investment at the net asset value at the beginning of the period, reinvestment of all dividends and distributions, a complete redemption of the investment at the net asset value at the end of the period and no sales or redemption charges. Total returns would be reduced if sales or redemption charges were taken into account. Total returns for periods less than one full year are not annualized. Returns do not reflect the deductions of taxes that a shareholder would pay on Portfolio distributions or the redemption of Portfolio shares.
(b)	Annualized.
(c)	Class A, Class B, Class C, Institutional and Service Share activity commenced on January 2, 1998.
(d)	Calculated based on the average shares outstanding methodology.
(e)	Expense ratios exclude expenses of the Underlying Funds.

The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS AGGRESSIVE GROWTH STRATEGY PORTFOLIO

						Ratios assuming no
						expense reductions

					Ratio of			Ratio of
		Net assets	Ratio of		net investment	Ratio of		net investment
Net asset		at end of	net expenses		income (loss) to	expenses to		income (loss) to		Portfolio
value, end	Total	period	to average		average	average		average		turnover
of period	return(a)	(in 000s)	net assets(e)		net assets	net assets(e)		net assets		rate

$9.25	(13.63)%	$48,639	0.59%		(0.11)%	0.97%		(0.49)%		43%

9.17	(14.30)	30,013	1.34		(0.87)	1.72		(1.25)		43

9.16	(14.31)	25,571	1.34		(0.86)	1.72		(1.24)		43

9.27	(13.36)	7,248	0.19		0.25	0.57		(0.13)		43

9.21	(13.76)	153	0.69		(0.20)	1.07		(0.58)		43

10.71	(11.47)	53,480	0.59		0.28	0.99		(0.12)		19

10.70	(12.07)	39,885	1.34		(0.49)	1.74		(0.89)		19

10.69	(12.00)	32,695	1.34		(0.42)	1.74		(0.82)		19

10.70	(11.07)	6,011	0.19		0.84	0.59		0.44		19

10.68	(11.55)	146	0.69		0.30	1.09		(0.10)		19

12.61	25.39	58,387	0.59		0.12	1.00		(0.29)		47

12.57	24.41	47,462	1.34		(0.63)	1.75		(1.04)		47

12.57	24.35	28,573	1.34		(0.61)	1.75		(1.02)		47

12.60	25.74	3,570	0.19		0.66	0.60		0.25		47

12.59	25.17	137	0.69		0.00	1.10		(0.41)		47

10.16	2.57	47,135	0.60	(b)	0.91 (b)	1.42	(b)	0.09	(b)	26

10.14	1.93	41,204	1.30	(b)	0.14 (b)	2.05	(b)	(0.61	)(b)	26

10.15	2.04	21,726	1.30	(b)	0.16 (b)	2.05	(b)	(0.59	)(b)	26

10.16	2.80	124	0.24	(b)	8.17 (b)	0.99	(b)	7.42	(b)	26

10.15	2.54	121	0.74	(b)	0.76 (b)	1.49	(b)	0.01	(b)	26

Report of Independent Accountants

To the Board of Trustees of Goldman Sachs Trust and the Shareholders of the

Asset Allocation Portfolios:

In our opinion, the accompanying statements of assets and liabilities, including the statements of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Goldman Sachs Conservative Strategy Portfolio, Balanced Strategy Portfolio, Growth and Income Strategy Portfolio, Growth Strategy Portfolio, and Aggressive Growth Strategy Portfolio (collectively, the “Asset Allocation Portfolios”), portfolios of Goldman Sachs Trust at December 31, 2001, the results of each of their operations for the year then ended, the changes in each of their net assets and the financial highlights for each of the two periods then ended, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as “financial statements”) are the responsibility of the Asset Allocation Portfolios’ management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with auditing standards generally accepted in the United States of America, which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at December 31, 2001 by correspondence with the custodian, provide a reasonable basis for our opinion. The financial highlights of the Asset Allocation Portfolios for the periods ended on or before December 31, 1999 were audited by other independent accountants whose report dated February 16, 2000 expressed an unqualified opinion thereon.

As described in Note 8, on January 30, 2002, the Board of Trustees voted to liquidate the Goldman Sachs Conservative Strategy Portfolio on or about April 30, 2002.

PricewaterhouseCoopers LLP

Boston, Massachusetts

February 25, 2002

GOLDMAN SACHS ASSET ALLOCATION PORTFOLIOS

Trustees and Officers (Unaudited)

Independent Trustees

				Number of
		Term of		Portfolios in
	Position(s)	Office and		Fund Complex	Other
Name,	Held with	Length of	Principal Occupation(s)	Overseen by	Directorships
Address and Age[1]	Trust[2]	Time Served[3]	During Past 5 Years	Trustee[4]	Held by Trustee[5]

Ashok N. Bakhru Age: 59	Chairman & Trustee	Since 1991	President, ABN Associates (July 1994-March 1996 and November 1998 to present); Executive Vice President—Finance and Administration and Chief Financial Officer, Coty Inc. (manufacturer of fragrances and cosmetics) (April 1996-November 1998); Senior Vice President of Scott Paper Company (until June 1994); Director of Arkwright Mutual Insurance Company (1984-1999); Trustee of International House of Philadelphia (1989-Present); Member of Cornell University Council (1992-Present); Trustee of the Walnut Street Theater (1992-Present); Trustee, Citizens Scholarship Foundation of America (since 1998); Director, Private Equity Investors—III and IV (since November 1998); and Chairman, Lenders Service Inc. (provider of mortgage lending services) (since 2000).

			Chairman of the Board and Trustee—Goldman Sachs Mutual Fund Complex (registered investment companies).	69	None

Patrick T. Harker Age: 43	Trustee	Since 2000	Dean and Reliance Professor of Operations and Information Management, The Wharton School, University of Pennsylvania (since February 2000); Interim and Deputy Dean, The Wharton School, University of Pennsylvania (since July 1999); Professor and Chairman of Department of Operations and Information Management, The Wharton School, University of Pennsylvania (July 1997-August 2000); UPS Transportation Professor for the Private Sector, Professor of Systems Engineering and Chairman of Systems Engineering, School of Engineering and Applied Science, University of Pennsylvania (prior thereto).

			Trustee—Goldman Sachs Mutual Fund Complex (registered investment companies).	69	None

Mary P. McPherson Age: 66	Trustee	Since 1997	Vice President, The Andrew W. Mellon Foundation (provider of grants for conservation, environmental and educational purposes) (since October 1997); President of Bryn Mawr College (1978-1997); Director, Smith College (since 1998); Director, Josiah Macy, Jr. Foundation (health educational programs) (since 1977); Director, Philadelphia Contributionship (insurance) (since 1985); Director Emeritus, Amherst College (1986-1998); Director, Dayton Hudson Corporation (general retailing merchandising) (1988-1997); Director, The Spencer Foundation (educational research) (since 1993); member of PNC Advisory Board (banking) (1993-1998); and Director, American School of Classical Studies in Athens (since 1997).

			Trustee—Goldman Sachs Mutual Fund Complex (registered investment companies).	69	None

Wilma J. Smelcer Age: 52	Trustee	Since 2001	Chairman, Bank of America, Illinois (banking) (1998-January 2001); Chief Administrative Officer, Bank of America, Illinois (1996-1997); Governor, Board of Governors, Chicago Stock Exchange (national securities exchange) (since April 2001). Trustee—Goldman Sachs Mutual Fund Complex (registered investment companies).	69	None

Richard P. Strubel Age: 62	Trustee	Since 1987	President, COO and Director, Unext Inc. (provider of educational services via the internet) (since 1999); Director, Cantilever Technologies, Inc. (a private software company) (since 1999); Trustee, The University of Chicago (since 1987); Managing Director, Tandem Partners, Inc. (1990-1999). Trustee—Goldman Sachs Mutual Fund Complex (registered investment companies).	69	Gildan Activewear Inc. (an activewear clothing marketing and manufacturing company); Unext, Inc. (provider of educational services via the internet); Northern Mutual Fund Complex (57 Portfolios).

 GOLDMAN SACHS ASSET ALLOCATION PORTFOLIOS

Interested Trustees

				Number of
		Term of		Portfolios in
	Position(s)	Office and		Fund Complex	Other
Name,	Held with	Length of	Principal Occupation(s)	Overseen by	Directorships
Address and Age[1]	Trust[2]	Time Served[3]	During Past 5 Years	Trustee[4]	Held by Trustee[5]

*David B. Ford Age: 55	Trustee	Since 1994	Advisory Director, Goldman Sachs (since December 2001); Director; Goldman Sachs Princeton, LLC (formerly, Commodities Corp. LLC) (futures and commodities traders) (April 1997-December 2001); Managing Director, J. Aron & Company (commodity dealer and risk management adviser) (November 1996-December 2001); Managing Director, Goldman Sachs Investment Management Division (November 1996-December 2001); Chief Executive Officer and Director, CIN Management (investment adviser) (August 1996-December 2001); Chief Executive Officer and Managing Director and Director, Goldman Sachs Asset Management International (November 1995 and December 1994, respectively to December 2001); Co-Head, Goldman Sachs Asset Management (November 1995-December 2001); Co-Head and Director, Goldman Sachs Funds Management, L.P. (November 1995 and December 1994, respectively to December 2001); and Chairman and Director, Goldman Sachs Asset Management Japan Limited (November 1994-December 2001).

			Trustee— Goldman Sachs Mutual Fund Complex (registered investment companies).	69	None

*Alan A. Shuch Age: 52	Trustee	Since 1990	Advisory Director, Goldman Sachs Asset Management (since May 1999); Limited Partner, Goldman Sachs (prior to May 1999); General Partner, Goldman Sachs (prior to December 1994); President and Chief Operating Officer of Goldman Sachs Asset Management (prior to December 1994); and Consultant to Goldman Sachs Asset Management (since December 1994). Trustee— Goldman Sachs Mutual Fund Complex (registered investment companies).	69	None

*Kaysie P. Uniacke Age: 40	Trustee & Assistant Secretary	Since 2001 Since 1997	Managing Director, Goldman Sachs Asset Management (since 1997); and Vice President and Senior Fund Manager, Goldman Sachs Asset Management (1988 to 1997). Trustee— Goldman Sachs Mutual Fund Complex (registered investment companies).	69	None

*	These persons are considered to be “Interested Trustees” because they hold positions with Goldman Sachs and own securities issued by The Goldman Sachs Group, Inc. Each Interested Trustee holds comparable positions with certain other companies of which Goldman Sachs, GSAM or an affiliate thereof is the investment adviser, administrator and/or distributor.
[1]	Each Trustee may be contacted by writing to the Trustee, c/o Goldman Sachs Asset Management, 32 Old Slip, New York, New York, 10005, Attn: Howard B. Surloff.
[2]	The Trust is a successor to a Massachusetts business trust that was combined with the Trust on April 30, 1997.
[3]	Each Trustee holds office for an indefinite term until the earliest of: (a) the election of his or her successor; (b) the date a Trustee resigns or is removed by the Board of Trustees or shareholders, in accordance with the Trust’s Declaration of Trust; (c) in accordance with the current resolutions of the Board of Trustees (which may be changed by the Trustees without shareholder vote) after the Trustee attains the age of 72 years; or (d) the Trust terminates.
[4]	The Goldman Sachs Mutual Fund Complex consists of Goldman Sachs Trust and Goldman Sachs Variable Insurance Trust. As of December 31, 2001, Goldman Sachs Trust consisted of 60 portfolios, including the Funds described in this Report, and Goldman Sachs Variable Insurance Trust consisted of 9 portfolios.
[5]	This column includes only directorships of companies required to report to the SEC under the Securities and Exchange Act of 1934 (i.e., “public companies”) or other investment companies registered under the Act.

GOLDMAN SACHS ASSET ALLOCATION PORTFOLIOS

Officers of the Trust

Term of
Office and
	Position(s) Held	Length of
Name, Age And Address	With Trust	Time Served[1]	Principal Occupation(s) During Past 5 Years

Gary D. Black 32 Old Slip New York, NY 10005 Age: 41	President	Since 2001	Managing Director, Goldman Sachs (since June 2001); Executive Vice President, AllianceBerstein (October 2000-June 2001); Managing Director, Global Institutional Investment Management, Sanford Bernstein (January 1999-October 2000) and Senior Research Analyst, Sanford Bernstein (February 1992-December 1998).

President— Goldman Sachs Mutual Fund Complex (since 2001) (registered investment companies).

James A. Fitzpatrick 4900 Sears Tower Chicago, IL 60606 Age: 41	Vice President	Since 1997	Managing Director, Goldman Sachs (since October 1999); Vice President of GSAM (April 1997-December 1999); and Vice President and General Manager, First Data Corporation— Investor Services Group (1994 to 1997).

Vice President— Goldman Sachs Mutual Fund Complex (registered investment companies).

James A. McNamara 4900 Sears Tower Chicago, IL 60606 Age 39	Vice President	Since 2001	Managing Director, Goldman Sachs (since December 1998); Director of Institutional Fund Sales, GSAM (April 1998-December 2000); Senior Vice President and Manager, Dreyfus Institutional Service Corporation (January 1993-April 1998).

Vice President— Goldman Sachs Mutual Fund Complex (registered investment companies).

John M. Perlowski 32 Old Slip New York, NY 10005 Age: 37	Treasurer	Since 1997	Vice President, Goldman Sachs (since July 1995); and Director/ Fund Accounting & Custody, Investors Bank & Trust Company (November 1993-July 1995). Treasurer— Goldman Sachs Mutual Fund Complex (registered investment companies).

Howard B. Surloff 32 Old Slip New York, NY 10005 Age: 36	Secretary	Since 2001	Assistant General Counsel, GSAM and General Counsel to the U.S. Funds Group (since December 1997); and Assistant General Counsel and Vice President, Goldman Sachs (since November 1993 and May 1994, respectively).

Secretary— Goldman Sachs Mutual Fund Complex (registered investment companies) (since 2001) and Assistant Secretary prior thereto.

[1]	Officers hold office at the pleasure of the Board of Trustees or until their successors are duly elected and qualified. Each officer holds comparable positions with certain other companies of which Goldman Sachs, GSAM or an affiliate thereof is the investment adviser, administrator and/or distributor.
*	Represents a partial list of officers of the Trust. Additional information about all the officers is available in the Portfolios’ Statement of Additional Information which can be obtained from Goldman Sachs free of charge by calling this toll free number (in the U.S.): (800) 621-2550.

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FUNDS PROFILE

Goldman Sachs Funds

Goldman Sachs is a premier financial services firm, known since 1869 for creating thoughtful and customized investment solutions in complex global markets.

Today, **the Investment Management Division** of Goldman Sachs serves a diverse set of clients worldwide, including private institutions, public entities and individuals. With portfolio management teams located around the world — and more than $325 billion as of December 31, 2001 in assets under management, our investment professionals bring firsthand knowledge of local markets to every investment decision, making us one of the few truly global asset managers.

THE GOLDMAN SACHS ADVANTAGE

Our goal is to deliver:

Strong, Consistent Investment Results

- Global Resources and Global Research
- Team Approach
- Disciplined Processes.

Innovative, Value-Added Investment Products

- Thoughtful Solutions
- Risk Management

Outstanding Client Service

- Dedicated Service Teams
- Excellence and Integrity.

GOLDMAN SACHS FUNDS

In building a globally diversified portfolio, you can select from more than 40 Goldman Sachs Funds and gain access to investment opportunities across borders, investment styles, asset classes and security capitalizations.

GLOBAL SECTOR
Higher Risk/Return
INTERNATIONAL EQUITY
DOMESTIC EQUITY
ASSET ALLOCATION PORTFOLIOS
SPECIALTY
FIXED INCOME
MONEY MARKET
Lower Risk/Return

Global Sector Funds

- Consumer Growth Fund
- Financial Services Fund
- Health Sciences Fund
- Infrastructure and Resources Fund
- Technology Fund

International Equity Funds

- Asia Growth Fund
- Emerging Markets Equity Fund
- International Growth Opportunities Fund
- Japanese Equity Fund
- European Equity Fund
- International Equity Fund
- CORE℠ International Equity Fund.

Domestic Equity Funds

- Small Cap Value Fund
- CORE℠ Small Cap Equity Fund
- Mid Cap Value Fund
- Growth Opportunities Fund
- Research Select Fund℠
- Strategic Growth Fund
- Capital Growth Fund
- Large Cap Value Fund
- Growth and Income Fund
- CORE℠ Large Cap Growth Fund
- CORE℠ Large Cap Value Fund
- CORE℠ U.S. Equity Fund
- CORE℠ Tax-Managed Fund

Specialty Funds

- Internet Tollkeeper Fund℠
- Real Estate Securities Fund

Asset Allocation Funds

- Balanced Fund
- Asset Allocation Portfolios

Fixed Income Funds

- High Yield Fund
- High Yield Municipal Fund
- Global Income Fund
- Core Fixed Income Fund
- Municipal Income Fund
- Government Income Fund
- Short Duration Tax-Free Fund
- Short Duration Government Fund
- Adjustable Rate Government Fund
- Enhanced Income Fund

Money Market Funds[1]

[1] *An investment in a money market fund is neither insured nor guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund.*

The Goldman Sachs Research Select Fund℠, Internet Tollkeeper Fund℠ and the CORE℠ Funds are service marks of Goldman, Sachs & Co.

GOLDMAN SACHS ASSET MANAGEMENT 32 OLD SLIP, 17TH FLOOR, NEW YORK, NEW YORK 10005

TRUSTEES	OFFICERS

Ashok N. Bakhru, Chairman	Gary Black, President

Patrick T. Harker	James A. Fitzpatrick, Vice President

Mary Patterson McPherson	James A. McNamara, Vice President

Richard P. Strubel	John M. Perlowski, Treasurer

Wilma J. Smelcer	Howard B. Surloff, Secretary

David B.Ford

Alan A. Shuch

Kaysie P. Uniacke

GOLDMAN, SACHS & CO.	GOLDMAN SACHS INTERNATIONAL

Distributor and Transfer Agent	Procession House

55 Ludgate Hill

GOLDMAN SACHS ASSET MANAGEMENT	London, England EC4M 7JW

Investment Adviser

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The Asset Allocation Conservative Strategy invests primarily in other Goldman Sachs Fixed Income, Equity and Money Market Funds and is subject to the risks associated with investment in such funds. In particular, some of the primary risk factors of this Fund include the price fluctuations of U.S. government securities in response to changes in interest rates; the political risks and currency fluctuations of non-U.S. securities; and the volatility of stock and real estate investments.

The Asset Allocation Balanced Strategy invests primarily in other Goldman Sachs Fixed Income, Equity and Money Market Funds and is subject to the risks associated with investments in such funds. In particular, some of the primary risk factors of this Fund include the price fluctuations of U.S. government securities in response to changes in interest rates; the risk that emerging markets securities may be difficult to sell in down markets and their volatility; the political risks and currency fluctuations of non-U.S. securities; the default risks of high yield bonds; and the volatility of stock and real estate investments.

The Asset Allocation Growth and Income Strategy invests primarily in other Goldman Sachs Fixed Income, Equity and Money Market Funds and is subject to the risks associated with investments in such funds. In particular, some of the primary risk factors of this Fund include the price fluctuations of fixed income securities in response to changes in interest rates; the risk that emerging markets securities may be difficult to sell in down markets and their volatility; the political risks and currency fluctuations of non-U.S. securities; the default risks of high yield bonds; and the volatility of stock investments, including the possibility that small cap stocks will be more difficult to sell during down markets.

The Asset Allocation Growth Strategy invests primarily in other Goldman Sachs Fixed Income, Equity and Money Market Funds and is subject to the risks associated with investments in such funds. In particular, some of the primary risk factors of this Fund include the price fluctuations of fixed income securities in response to changes in interest rates; the risk that emerging markets securities may be difficult to sell in down markets and their volatility; the political risks and currency fluctuations of non-U.S. securities; the default risks of high yield bonds; and the volatility of stock investments, including the possibility that small cap stocks will be more difficult to sell during down markets.

The Asset Allocation Aggressive Growth Strategy invests primarily in other Goldman Sachs Fixed Income, Equity and Money Market Funds and is subject to the risks associated with investments in such funds. In particular, some of the primary risk factors of this Fund include the risk that emerging markets securities may be difficult to sell in down markets and their volatility; the political risks and currency fluctuations of non-U.S. securities; the default risks of high yield bonds; and the volatility of stock investments, including the possibility that small cap stocks will be more difficult to sell during down markets.

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Copyright 2002 Goldman, Sachs & Co. All rights reserved. Date of first use: March 1, 2002                  02-350/AAAR/30K/3-02